UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071
Exact name of registrant as specified in charter:	Delaware Group® Income Funds
Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103
Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103
Registrant’s telephone number, including area code:	(800) 523-1918
Date of fiscal year end:	July 31
Date of reporting period:	October 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Corporate Bond Fund	October 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds – 0.74%
Clearwire Communications 144A 8.25% exercise price
$7.08, maturity date 12/1/40 #	5,502,000	$5,777,100
Meritor 4.00% exercise price $26.73, maturity date
2/15/27 ϕ	2,603,000	2,622,523
Total Convertible Bonds (cost $8,118,344)		8,399,623

Corporate Bonds – 93.91%
Banking – 22.88%
Ally Financial 8.00% 11/1/31	1,840,000	2,208,000
Bank of America
3.248% 10/21/27	1,775,000	1,779,422
3.50% 4/19/26	1,835,000	1,887,266
4.45% 3/3/26	10,770,000	11,518,677
Bank of New York Mellon
2.20% 8/16/23	7,500,000	7,398,315
3.00% 10/30/28	575,000	574,533
4.625% 12/29/49 ●	4,290,000	4,199,052
Barclays 3.20% 8/10/21	6,570,000	6,620,786
Branch Banking & Trust
3.625% 9/16/25	8,520,000	8,998,458
3.80% 10/30/26	1,605,000	1,724,256
Capital One 2.25% 9/13/21	4,100,000	4,081,796
Citigroup 3.20% 10/21/26	4,905,000	4,903,891
Citizens Financial Group 4.30% 12/3/25	6,955,000	7,266,827
Compass Bank 3.875% 4/10/25	7,970,000	7,755,368
Cooperatieve Rabobank 3.75% 7/21/26	5,490,000	5,525,317
Credit Suisse Group 144A 6.25% 12/29/49 #●	3,865,000	3,739,387
Credit Suisse Group Funding Guernsey 144A
4.55% 4/17/26 #	12,330,000	12,956,808
Fifth Third Bancorp 2.875% 7/27/20	4,065,000	4,208,860
Fifth Third Bank 3.85% 3/15/26	9,115,000	9,598,797
Goldman Sachs Group 5.15% 5/22/45	9,525,000	10,330,796
HSBC Holdings 2.65% 1/5/22	4,735,000	4,714,602
JPMorgan Chase & Co.
4.25% 10/1/27	10,300,000	10,979,048
6.75% 8/29/49 ●	4,000,000	4,445,000
KeyBank
3.18% 5/22/22	5,495,000	5,626,825
3.40% 5/20/26	12,610,000	12,814,698
KeyCorp 5.00% 12/29/49 ●	2,185,000	2,150,586
Morgan Stanley
2.282% 10/24/23 ●	5,840,000	5,838,622

NQ-460 [10/16] 12/16 (18156)      1

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
3.125% 7/27/26	3,670,000	$3,660,124
3.95% 4/23/27	10,355,000	10,675,881
Nationwide Building Society 144A 4.00% 9/14/26 #	7,610,000	7,522,196
PNC Bank 2.45% 11/5/20	3,455,000	3,522,086
PNC Financial Services Group 5.00% 12/29/49 ●	4,560,000	4,564,651
Popular 7.00% 7/1/19	4,475,000	4,659,594
Royal Bank of Scotland Group
3.875% 9/12/23	5,195,000	5,093,796
8.625% 12/29/49 ●	3,550,000	3,541,125
Santander UK Group Holdings 3.125% 1/8/21	2,595,000	2,633,904
SVB Financial Group 3.50% 1/29/25	655,000	654,538
Toronto-Dominion Bank 3.625% 9/15/31 ●	5,745,000	5,748,539
UBS 7.625% 8/17/22	7,555,000	8,773,244
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	2,750,000	2,738,604
144A 3.00% 4/15/21 #	200,000	204,546
144A 4.125% 4/15/26 #	1,430,000	1,496,030
US Bancorp
2.375% 7/22/26	5,175,000	5,041,552
3.60% 9/11/24	6,730,000	7,144,655
USB Capital IX 3.50% 10/29/49 ●	3,207,000	2,762,029
Wells Fargo
2.117% 10/31/23 ●	5,715,000	5,705,690
3.00% 10/23/26	4,385,000	4,360,488
Zions Bancorporation 4.50% 6/13/23	4,100,000	4,267,161
		258,616,426
Basic Industry – 5.34%
Air Liquide Finance
144A 2.50% 9/27/26 #	3,645,000	3,591,163
144A 3.50% 9/27/46 #	1,430,000	1,396,634
BHP Billiton Finance USA 144A 6.25% 10/19/75 #●	2,705,000	2,938,306
Dow Chemical 8.55% 5/15/19	4,420,000	5,153,132
Eastman Chemical 4.65% 10/15/44	7,900,000	8,032,649
Georgia-Pacific 8.00% 1/15/24	8,345,000	10,990,657
International Paper 4.40% 8/15/47	4,310,000	4,232,933
INVISTA Finance 144A 4.25% 10/15/19 #	4,580,000	4,613,842
Mexichem 144A 5.875% 9/17/44 #	3,595,000	3,505,485
NOVA Chemicals 144A 5.00% 5/1/25 #	3,860,000	3,884,125
Novelis
144A 5.875% 9/30/26 #	870,000	883,050
144A 6.25% 8/15/24 #	2,180,000	2,272,650

2      NQ-460 [10/16] 12/16 (18156)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Rio Tinto Finance USA 3.75% 6/15/25	5,900,000	$6,295,076
Vale Overseas 5.875% 6/10/21	2,445,000	2,613,094
		60,402,796
Brokerage – 1.74%
Affiliated Managers Group 3.50% 8/1/25	4,135,000	4,078,144
E*TRADE Financial 5.875% 12/29/49 ●	4,565,000	4,741,894
Jefferies Group
5.125% 1/20/23	255,000	270,842
6.45% 6/8/27	5,627,000	6,290,378
6.50% 1/20/43	1,575,000	1,636,179
Lazard Group
3.75% 2/13/25	1,075,000	1,094,050
6.85% 6/15/17	1,525,000	1,569,094
		19,680,581
Capital Goods – 3.73%
Ardagh Packaging Finance 144A 4.625% 5/15/23 #	2,900,000	2,943,500
CCL Industries 144A 3.25% 10/1/26 #	2,700,000	2,662,789
Crown Americas 144A 4.25% 9/30/26 #	3,072,000	3,018,240
Eagle Materials 4.50% 8/1/26	2,370,000	2,392,759
Fortune Brands Home & Security 3.00% 6/15/20	2,865,000	2,949,188
HD Supply 144A 5.75% 4/15/24 #	1,310,000	1,378,775
LafargeHolcim Finance US
144A 3.50% 9/22/26 #	3,650,000	3,688,070
144A 4.75% 9/22/46 #	4,580,000	4,645,357
Lennox International 3.00% 11/15/23	2,940,000	2,939,962
Reynolds Group Issuer 144A 5.125% 7/15/23 #	2,815,000	2,893,285
Siemens Financieringsmaatschappij 144A
2.35% 10/15/26 #	7,250,000	7,017,043
United Technologies 3.75% 11/1/46	3,625,000	3,605,233
Waste Management 2.40% 5/15/23	1,995,000	2,003,916
		42,138,117
Communications – 13.27%
21st Century Fox America 4.95% 10/15/45	4,300,000	4,739,073
Activision Blizzard 144A 3.40% 9/15/26 #	5,165,000	5,129,981
Altice Luxembourg 144A 7.75% 5/15/22 #	2,270,000	2,376,406
American Tower
2.80% 6/1/20	4,730,000	4,833,913
4.00% 6/1/25	9,130,000	9,610,758
AT&T
4.35% 6/15/45	2,800,000	2,578,738
144A 4.50% 3/9/48 #	7,260,000	6,836,793

NQ-460 [10/16] 12/16 (18156)      3

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
CCO Holdings
144A 5.50% 5/1/26 #	2,565,000	$2,633,947
144A 5.875% 4/1/24 #	335,000	355,100
Charter Communications Operating 144A
4.908% 7/23/25 #	7,240,000	7,822,320
Crown Castle International 5.25% 1/15/23	4,295,000	4,815,382
Crown Castle Towers 144A 3.663% 5/15/25 #	7,035,000	7,371,203
CSC Holdings 144A 6.625% 10/15/25 #	2,125,000	2,308,281
Deutsche Telekom International Finance
144A 1.95% 9/19/21 #	2,335,000	2,313,170
144A 2.485% 9/19/23 #	8,205,000	8,136,488
Digicel 144A 6.00% 4/15/21 #	2,100,000	1,889,370
DISH DBS 7.75% 7/1/26	2,720,000	2,993,714
Gray Television 144A 5.875% 7/15/26 #	2,645,000	2,638,387
Grupo Televisa 5.00% 5/13/45	4,770,000	4,537,706
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	2,130,000	2,124,313
Historic TW 6.875% 6/15/18	5,285,000	5,733,665
Level 3 Financing 144A 5.25% 3/15/26 #	3,505,000	3,566,338
SBA Tower Trust
144A 2.24% 4/16/18 #	4,945,000	4,957,591
144A 2.898% 10/15/19 #	3,005,000	3,056,440
SFR Group 144A 6.00% 5/15/22 #	1,270,000	1,306,919
Sky 144A 3.75% 9/16/24 #	7,675,000	7,886,884
Sprint Spectrum 144A 3.36% 9/20/21 #	4,875,000	4,916,876
Time Warner Cable 7.30% 7/1/38	8,915,000	11,282,218
T-Mobile USA
6.00% 4/15/24	950,000	1,012,938
6.50% 1/15/26	1,885,000	2,071,050
UPCB Finance IV 144A 5.375% 1/15/25 #	1,600,000	1,632,000
Verizon Communications 4.522% 9/15/48	9,865,000	9,851,278
Viacom 3.45% 10/4/26	2,745,000	2,732,077
WPP Finance 2010 5.625% 11/15/43	3,446,000	4,011,182
		150,062,499
Consumer Cyclical – 3.43%
Adient Global Holdings 144A 4.875% 8/15/26 #	1,500,000	1,479,150
Boyd Gaming 144A 6.375% 4/1/26 #	2,100,000	2,257,500
Daimler Finance North America 144A 2.20% 10/30/21 #	4,730,000	4,739,663
General Motors Financial
3.45% 4/10/22	4,155,000	4,206,360
4.00% 10/6/26	2,355,000	2,352,826
5.25% 3/1/26	3,445,000	3,758,695
GEO Group 6.00% 4/15/26	2,720,000	2,359,600

4      NQ-460 [10/16] 12/16 (18156)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Hyundai Capital America
144A 2.75% 9/27/26 #	3,130,000	$3,027,890
144A 3.00% 3/18/21 #	5,860,000	6,037,031
Live Nation Entertainment 144A 4.875% 11/1/24 #	2,103,000	2,103,000
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	3,135,000	3,237,132
Walgreens Boots Alliance 3.10% 6/1/23	3,180,000	3,222,450
		38,781,297
Consumer Non-Cyclical – 7.82%
Albertsons 144A 5.75% 3/15/25 #	2,840,000	2,810,720
Altria Group 3.875% 9/16/46	7,585,000	7,500,200
Anheuser-Busch InBev Finance 3.65% 2/1/26	11,665,000	12,288,774
Becle 144A 3.75% 5/13/25 #	8,965,000	9,132,663
Biogen
4.05% 9/15/25	1,200,000	1,281,077
5.20% 9/15/45	3,625,000	4,103,678
Danone 144A 2.947% 11/2/26 #	3,105,000	3,106,065
Gilead Sciences
2.95% 3/1/27	3,405,000	3,371,124
4.15% 3/1/47	6,230,000	6,200,052
HCA 5.875% 2/15/26	2,660,000	2,799,650
HealthSouth 5.75% 11/1/24	2,405,000	2,492,181
Molson Coors Brewing 4.20% 7/15/46	3,430,000	3,443,600
Mylan 144A 3.95% 6/15/26 #	8,430,000	8,424,950
Shire Acquisitions Investments Ireland 3.20% 9/23/26	2,325,000	2,287,886
Sigma Alimentos 144A 4.125% 5/2/26 #	4,705,000	4,744,993
Tenet Healthcare 6.75% 6/15/23	2,700,000	2,487,375
Teva Pharmaceutical Finance Netherlands III
2.80% 7/21/23	5,735,000	5,652,049
Universal Health Services 144A 4.75% 8/1/22 #	2,170,000	2,234,015
Zimmer Biomet Holdings 4.45% 8/15/45	4,025,000	3,983,860
		88,344,912
Electric – 9.98%
Ameren Illinois 9.75% 11/15/18	6,971,000	8,108,026
Appalachian Power
3.40% 6/1/25	2,700,000	2,834,085
4.45% 6/1/45	2,850,000	3,083,227
Black Hills 3.15% 1/15/27	1,380,000	1,384,646
Calpine 5.50% 2/1/24	3,155,000	3,091,900
Cleveland Electric Illuminating 5.50% 8/15/24	8,160,000	9,579,505
CMS Energy 2.95% 2/15/27	4,815,000	4,798,196
ComEd Financing III 6.35% 3/15/33 @	7,500,000	7,794,217
DTE Energy 2.85% 10/1/26	5,200,000	5,113,347

NQ-460 [10/16] 12/16 (18156)      5

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Emera 6.75% 6/15/76 ●	5,975,000	$6,614,433
Emera US Finance 144A 4.75% 6/15/46 #	1,870,000	1,995,269
Enel 144A 8.75% 9/24/73 #●	4,125,000	4,824,187
Enersis Americas 4.00% 10/25/26	1,555,000	1,554,767
Entergy
2.95% 9/1/26	6,940,000	6,878,692
4.00% 7/15/22	1,620,000	1,744,236
Entergy Louisiana 3.78% 4/1/25	7,220,000	7,679,170
Fortis 144A 3.055% 10/4/26 #	7,335,000	7,233,249
Kansas City Power & Light 3.65% 8/15/25	10,115,000	10,498,935
National Rural Utilities Cooperative Finance
5.25% 4/20/46 ●	1,790,000	1,916,764
NV Energy 6.25% 11/15/20	4,475,000	5,204,492
Pennsylvania Electric 5.20% 4/1/20	8,131,000	8,737,914
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,000,000	2,115,120
		112,784,377
Energy – 8.13%
Anadarko Petroleum 6.60% 3/15/46	3,935,000	4,881,430
BP Capital Markets 3.017% 1/16/27	3,590,000	3,604,575
Buckeye Partners 3.95% 12/1/26	3,310,000	3,312,757
Colorado Interstate Gas 144A 4.15% 8/15/26 #	4,130,000	4,107,186
ConocoPhillips
4.95% 3/15/26	8,060,000	9,058,449
5.95% 3/15/46	2,400,000	3,012,406
Energy Transfer Partners
4.75% 1/15/26	1,055,000	1,089,313
6.125% 12/15/45	3,895,000	4,074,731
EnLink Midstream Partners 4.85% 7/15/26	1,705,000	1,740,034
Enterprise Products Operating 5.10% 2/15/45	1,625,000	1,731,262
Noble Energy
4.15% 12/15/21	3,440,000	3,653,146
5.05% 11/15/44	2,040,000	2,066,114
5.625% 5/1/21	1,520,000	1,577,558
Petroleos Mexicanos
3.50% 7/23/20	925,000	930,550
5.50% 6/27/44	795,000	688,788
144A 6.75% 9/21/47 #	1,585,000	1,575,094
Plains All American Pipeline 4.65% 10/15/25	4,685,000	4,975,100
Regency Energy Partners
5.00% 10/1/22	1,090,000	1,171,063
5.875% 3/1/22	2,901,000	3,252,630

6      NQ-460 [10/16] 12/16 (18156)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Shell International Finance
2.875% 5/10/26	8,155,000	$8,180,297
4.00% 5/10/46	3,525,000	3,502,426
Transcanada Trust 5.875% 8/15/76 ●	2,840,000	3,045,900
Western Gas Partners 5.45% 4/1/44	1,545,000	1,592,377
Williams Partners 7.25% 2/1/17	8,087,000	8,198,544
Woodside Finance
144A 3.65% 3/5/25 #	2,055,000	2,063,888
144A 8.75% 3/1/19 #	7,800,000	8,869,559
		91,955,177
Finance Companies – 3.96%
AerCap Global Aviation Trust 144A 6.50% 6/15/45 #●	2,530,000	2,618,550
AerCap Ireland Capital
3.95% 2/1/22	5,955,000	6,084,343
4.625% 10/30/20	3,095,000	3,265,225
Air Lease 3.00% 9/15/23	4,000,000	3,969,624
Aviation Capital Group
144A 2.875% 9/17/18 #	405,000	412,602
144A 4.875% 10/1/25 #	4,335,000	4,784,756
144A 6.75% 4/6/21 #	2,295,000	2,725,955
Depository Trust & Clearing 144A 4.875% 12/29/49 #●	6,000,000	6,157,500
Equate Petrochemical 144A 3.00% 3/3/22 #	2,840,000	2,799,984
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	9,115,000	9,164,030
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	2,800,000	2,778,322
		44,760,891
Insurance – 2.05%
Highmark 144A 6.125% 5/15/41 #@	920,000	902,268
MetLife 5.25% 12/29/49 ●	4,200,000	4,289,250
MetLife Capital Trust X 144A 9.25% 4/8/38 #	2,160,000	3,151,440
Prudential Financial 5.375% 5/15/45 ●	3,370,000	3,511,540
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	6,450,000	6,701,879
XLIT
4.45% 3/31/25	2,380,000	2,422,907
6.50% 12/29/49 ●	2,822,000	2,171,176
		23,150,460
Natural Gas – 0.91%
Korea Gas 144A 2.875% 7/29/18 #	6,425,000	6,571,567
Southern Co. Gas Capital 3.95% 10/1/46	3,780,000	3,763,924
		10,335,491
Real Estate Investment Trusts – 3.43%
Alexandria Real Estate Equities 3.95% 1/15/27	1,260,000	1,317,302
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,180,051

NQ-460 [10/16] 12/16 (18156)      7

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Education Realty Operating Partnership 4.60% 12/1/24	4,170,000	$4,315,691
ESH Hospitality 144A 5.25% 5/1/25 #	3,070,000	3,046,975
Host Hotels & Resorts
3.75% 10/15/23	8,645,000	8,716,926
4.50% 2/1/26	2,250,000	2,358,626
Kite Realty Group 4.00% 10/1/26	1,365,000	1,358,387
Sovran Acquisition 3.50% 7/1/26	2,745,000	2,758,247
Trust F/1401 144A 5.25% 1/30/26 #	2,030,000	2,106,125
UDR 2.95% 9/1/26	3,430,000	3,387,643
WP Carey 4.60% 4/1/24	3,120,000	3,254,887
		38,800,860
Technology – 2.71%
Apple 3.85% 8/4/46	4,250,000	4,149,441
Diamond 1 Finance
144A 6.02% 6/15/26 #	3,715,000	4,056,877
144A 8.10% 7/15/36 #	2,750,000	3,291,464
Fidelity National Information Services
3.00% 8/15/26	60,000	58,767
5.00% 10/15/25	1,930,000	2,175,975
First Data 144A 7.00% 12/1/23 #	3,160,000	3,318,000
MSCI 144A 4.75% 8/1/26 #	1,730,000	1,747,300
National Semiconductor 6.60% 6/15/17	6,644,000	6,879,337
NXP
144A 4.125% 6/1/21 #	1,000,000	1,070,000
144A 4.625% 6/1/23 #	2,765,000	3,034,588
Quintiles IMS 144A 5.00% 10/15/26 #	855,000	885,994
		30,667,743
Transportation – 4.53%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	2,482,230	2,572,211
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	1,792,922	1,864,818
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	3,116,467	3,182,692
American Airlines 2015-2 Class AA Pass Through Trust
3.60% 9/22/27 ⧫	1,381,530	1,464,422
American Airlines 2016-1 Class AA Pass Through Trust
3.575% 1/15/28 ⧫	643,420	675,623
CSX 3.80% 11/1/46	9,915,000	9,628,397
ERAC USA Finance
144A 3.30% 12/1/26 #	6,515,000	6,629,592
144A 4.20% 11/1/46 #	2,045,000	1,990,538

8      NQ-460 [10/16] 12/16 (18156)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Transportation (continued)
Hertz 6.75% 4/15/19	506,000	$516,542
Penske Truck Leasing
144A 3.30% 4/1/21 #	4,400,000	4,562,329
144A 3.375% 2/1/22 #	3,135,000	3,244,073
144A 3.40% 11/15/26 #	1,985,000	1,986,967
Transurban Finance 144A 3.375% 3/22/27 #	1,675,000	1,665,476
TTX 144A 4.20% 7/1/46 #	5,365,000	5,554,052
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	1,427,735	1,518,753
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	3,660,924	3,850,834
United Airlines 2016-1 Class AA Pass Through Trust
3.10% 7/7/28 ⧫	275,000	282,362
		51,189,681
Total Corporate Bonds (cost $1,049,789,489)		1,061,671,308

Municipal Bonds – 0.81%
Commonwealth of Massachusetts
Series C 5.00% 10/1/25	935,000	1,181,990
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	5,365,000	7,910,102
Total Municipal Bonds (cost $6,568,509)		9,092,092

Senior Secured Loans – 1.22%«
Gardner Denver 1st Lien 4.25% 7/30/20	2,088,243	2,031,959
KIK Custom Products 1st Lien 6.00% 8/26/22 @	2,968,759	2,968,759
Mohegan Tribal Gaming Authority Tranche B 1st Lien
5.50% 10/13/23	2,951,573	2,949,114
Rite Aid 2nd Lien 5.75% 8/21/20	2,849,000	2,862,801
Solera Tranche B 1st Lien 5.75% 3/3/23	2,945,200	2,981,402
Total Senior Secured Loans (cost $13,589,949)		13,794,035

NQ-460 [10/16] 12/16 (18156)      9

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Sovereign Bond – 0.16%Δ
Saudi Arabia – 0.16%
Saudi Government International Bond 144A
2.375% 10/26/21 #	1,805,000	$1,801,076
Total Sovereign Bond (cost $1,787,076)		1,801,076

U.S. Treasury Obligation – 0.08%
U.S. Treasury Bond
2.50% 5/15/46	915,000	898,273
Total U.S. Treasury Obligation (cost $895,914)		898,273

	Number of shares
Preferred Stock – 2.24%
Bank of America 6.50% ●	2,610,000	2,835,113
DTE Energy 5.25%	105,000	2,688,000
General Electric 5.00% ●	9,227,000	9,786,618
GMAC Capital Trust I 6.602% ●	50,000	1,276,500
PNC Preferred Funding Trust II 144A 2.073% #●	8,600,000	8,385,000
USB Realty 144A 2.027% #●	400,000	360,000
Total Preferred Stock (cost $24,075,482)		25,331,231

	Principal amount°
Short-Term Investments – 0.18%
Repurchase Agreements – 0.18%
Bank of America Merrill Lynch
0.25%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $554,068 (collateralized by U.S.
government obligations 2.25% 11/15/24;
market value $565,146)	554,065	554,065
Bank of Montreal
0.27%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $184,690 (collateralized by U.S.
government obligations 0.125%–3.875%
11/30/17–2/15/45; market value $188,382)	184,688	184,688
BNP Paribas
0.32%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $1,280,259 (collateralized by U.S.
government obligations 0.00%–4.75%
4/30/17–2/15/45; market value $1,305,853)	1,280,247	1,280,247
Total Short-Term Investments (cost $2,019,000)		2,019,000

10      NQ-460 [10/16] 12/16 (18156)

(Unaudited)

Total Value of Securities – 99.34%
(cost $1,106,843,763)	$1,123,006,638
Receivables and Other Assets Net of Liabilities – 0.66%	7,487,315
Net Assets Applicable to 193,143,786 Shares Outstanding – 100.00%	$1,130,493,953

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2016, the aggregate value of Rule 144A securities was $357,984,474, which represents 31.67% of the Fund’s net assets.
@	Illiquid security. At Oct. 31, 2016, the aggregate value of illiquid securities was $11,665,244, which represents 1.03% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«	Senior secured loans generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2016.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
●	Variable rate security. Each rate shown is as of Oct. 31, 2016. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2016.

The following swap contract was outstanding at Oct. 31, 2016:

Swap Contract
CDS Contract1

	Swap		Annual		Upfront	Unrealized
	Referenced		Protection	Termination	Payment	Appreciation
Counterparty	Obligation	Notional Value	Payments	Date	Paid	(Depreciation)[2]
Protection
Purchased/
Moodys rating:
Halliburton 5 yr
8.75% 2/15/21
MSC	/Baa1	$5,900,000	1.00%	12/20/20	$113,019	$(195,053)

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

NQ-460 [10/16] 12/16 (18156)      11

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

1A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.
2 Unrealized appreciation (depreciation) does not include periodic interest payments (receipts) on swap contracts accrued daily in the amount of $(6,883).

Summary of abbreviations:
CDS – Credit Default Swap
MSC – Morgan Stanley Capital
yr – Year

12      NQ-460 [10/16] 12/16 (18156)

Notes
Delaware Corporate Bond Fund	October 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds (Trust) - Delaware Corporate Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/ counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Oct. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Oct. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$1,106,843,763
Aggregate unrealized appreciation of investments	$28,300,150
Aggregate unrealized depreciation of investments	(12,137,275)
Net unrealized appreciation of investments	$16,162,875

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability

NQ-460 [10/16] 12/16 (18156)      13

(Unaudited)

of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2016:

Securities	Level 1	Level 2	Total
Corporate Debt	$—	$1,070,070,931	$1,070,070,931
Foreign Debt	—	1,801,076	1,801,076
Municipal Bonds	—	9,092,092	9,092,092
Senior Secured Loans	—	13,794,035	13,794,035
Preferred Stock[1]	3,964,500	21,366,731	25,331,231
U.S. Treasury Obligation	—	898,273	898,273
Short-Term Investments	—	2,019,000	2,019,000
Total Value of Securities	$3,964,500	$1,119,042,138	$1,123,006,638

Swap Contracts	$—	$(195,053)	$(195,053)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

14      NQ-460 [10/16] 12/16 (18156)

(Unaudited)

	Level 1	Level 2	Total
Preferred Stock	15.65%	84.35%	100.00%

During the period ended Oct. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. During the period ended Oct. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-460 [10/16] 12/16 (18156)     15

Schedule of investments
Delaware Extended Duration Bond Fund	October 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 89.70%
Banking – 15.13%
Ally Financial 8.00% 11/1/31	595,000	$714,000
Bank of America
3.248% 10/21/27	925,000	927,304
4.45% 3/3/26	4,690,000	5,016,025
5.00% 1/21/44	5,740,000	6,598,572
Bank of New York Mellon
2.80% 5/4/26	1,405,000	1,419,063
3.00% 10/30/28	845,000	844,314
4.625% 12/29/49 ●	2,570,000	2,515,516
Citigroup 4.65% 7/30/45	2,950,000	3,241,012
Citizens Financial Group 4.30% 12/3/25	4,700,000	4,910,725
Credit Suisse Group 144A 6.25% 12/29/49 #●	2,272,000	2,198,160
Credit Suisse Group Funding Guernsey 4.875% 5/15/45	5,065,000	5,340,642
Fifth Third Bank 3.85% 3/15/26	5,000,000	5,265,385
First Republic Bank 4.375% 8/1/46	3,195,000	3,071,184
Goldman Sachs Group
4.75% 10/21/45	3,585,000	3,958,826
5.15% 5/22/45	4,155,000	4,506,505
JPMorgan Chase & Co.
4.25% 10/1/27	5,255,000	5,601,446
4.85% 2/1/44	4,835,000	5,628,041
KeyBank 6.95% 2/1/28	2,467,000	3,170,083
KeyCorp 5.00% 12/29/49 ●	1,305,000	1,284,446
Morgan Stanley
3.125% 7/27/26	640,000	638,278
3.95% 4/23/27	5,180,000	5,340,518
4.30% 1/27/45	3,730,000	3,922,222
PNC Financial Services Group 5.00% 12/29/49 ●	2,705,000	2,707,759
SVB Financial Group 3.50% 1/29/25	2,440,000	2,438,280
Toronto-Dominion Bank 3.625% 9/15/31 ●	3,970,000	3,972,446
UBS 7.625% 8/17/22	4,020,000	4,668,225
US Bancorp
2.375% 7/22/26	2,285,000	2,226,077
3.10% 4/27/26	2,830,000	2,889,665
5.125% 12/29/49 ●	2,805,000	2,962,781
USB Capital IX 3.50% 10/29/49 ●	810,000	697,613
Wells Fargo 3.00% 10/23/26	2,615,000	2,600,382
		101,275,495
Basic Industry – 4.70%
Air Liquide Finance 144A 3.50% 9/27/46 #	3,535,000	3,452,518
Eastman Chemical 4.65% 10/15/44	4,675,000	4,753,498
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,319,875

NQ-464 [10/16] 12/16 (18157)     1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
International Paper
4.40% 8/15/47	4,380,000	$4,301,681
5.15% 5/15/46	3,779,000	4,101,398
LYB International Finance 4.875% 3/15/44	2,525,000	2,690,342
Methanex 5.65% 12/1/44	3,640,000	3,145,404
Mexichem 144A 5.875% 9/17/44 #	1,775,000	1,730,803
Rio Tinto Finance USA 3.75% 6/15/25	2,755,000	2,939,480
		31,434,999
Brokerage – 1.78%
Jefferies Group
6.45% 6/8/27	2,640,000	2,951,235
6.50% 1/20/43	1,985,000	2,062,105
Legg Mason 5.625% 1/15/44	5,000,000	5,100,375
Neuberger Berman Group 144A 4.875% 4/15/45 #	2,140,000	1,786,915
		11,900,630
Capital Goods – 2.46%
Fortive 144A 4.30% 6/15/46 #	3,430,000	3,565,413
LafargeHolcim Finance US 144A 4.75% 9/22/46 #	3,605,000	3,656,443
United Technologies 3.75% 11/1/46	3,375,000	3,356,596
Valmont Industries 5.00% 10/1/44	6,255,000	5,865,482
		16,443,934
Communications – 9.27%
21st Century Fox America 4.95% 10/15/45	5,345,000	5,890,778
American Tower 4.40% 2/15/26	5,735,000	6,185,490
AT&T
4.35% 6/15/45	3,545,000	3,264,867
144A 4.50% 3/9/48 #	5,540,000	5,217,057
Charter Communications Operating 144A
4.908% 7/23/25 #	4,310,000	4,656,658
Crown Castle International 5.25% 1/15/23	6,319,000	7,084,610
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	2,041,740
Grupo Televisa 5.00% 5/13/45	3,785,000	3,600,674
Time Warner Cable 7.30% 7/1/38	7,160,000	9,061,209
Verizon Communications
4.125% 8/15/46	1,905,000	1,826,276
4.522% 9/15/48	7,905,000	7,894,004
4.862% 8/21/46	1,033,000	1,098,538
WPP Finance 2010 5.625% 11/15/43	3,605,000	4,196,260
		62,018,161
Consumer Cyclical – 3.16%
General Motors 6.75% 4/1/46	6,755,000	8,319,465
Starwood Hotels & Resorts Worldwide 4.50% 10/1/34	4,610,000	4,700,434

2     NQ-464 [10/16] 12/16 (18157)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Walgreens Boots Alliance 4.65% 6/1/46	7,670,000	$8,119,523
		21,139,422
Consumer Non-Cyclical – 16.98%
AbbVie
3.20% 5/14/26	1,455,000	1,433,740
4.45% 5/14/46	2,990,000	2,962,633
Actavis Funding SCS 4.75% 3/15/45	3,760,000	3,959,483
Altria Group 3.875% 9/16/46	7,205,000	7,124,448
Amgen 4.40% 5/1/45	4,850,000	4,951,365
Anheuser-Busch InBev Finance
3.65% 2/1/26	2,425,000	2,554,674
4.90% 2/1/46	6,910,000	7,921,126
Baxalta 5.25% 6/23/45	7,130,000	8,073,891
Biogen 5.20% 9/15/45	5,845,000	6,616,826
Celgene
4.625% 5/15/44	2,000,000	2,021,502
5.25% 8/15/43	4,315,000	4,875,989
Danone 144A 2.947% 11/2/26 #	2,130,000	2,130,731
Gilead Sciences 4.15% 3/1/47	5,665,000	5,637,768
Hasbro 5.10% 5/15/44	1,375,000	1,449,067
Kellogg 4.50% 4/1/46	2,865,000	2,987,848
Molson Coors Brewing 4.20% 7/15/46	2,045,000	2,053,108
Mylan 144A 5.25% 6/15/46 #	5,410,000	5,497,707
Pernod Ricard 144A 5.50% 1/15/42 #	5,215,000	6,186,142
Reynolds American 5.85% 8/15/45	5,920,000	7,388,497
SC Johnson & Son 144A 4.35% 9/30/44 #	3,050,000	3,253,899
Sysco 4.50% 4/1/46	7,015,000	7,400,159
Teva Pharmaceutical Finance Netherlands III
4.10% 10/1/46	3,960,000	3,691,460
Thermo Fisher Scientific 5.30% 2/1/44	2,365,000	2,803,197
Zimmer Biomet Holdings 4.45% 8/15/45	6,790,000	6,720,599
Zoetis 4.70% 2/1/43	3,800,000	3,919,328
		113,615,187
Electric – 14.56%
American Transmission Systems 144A 5.00% 9/1/44 #	5,110,000	5,642,840
Appalachian Power 4.40% 5/15/44	6,950,000	7,342,529
Berkshire Hathaway Energy 4.50% 2/1/45	6,950,000	7,685,241
Black Hills 4.20% 9/15/46	4,850,000	4,878,935
ComEd Financing III 6.35% 3/15/33 @	4,800,000	4,988,299
Dominion Resources 3.90% 10/1/25	1,220,000	1,303,071
Duke Energy
3.75% 9/1/46	3,420,000	3,250,689

NQ-464 [10/16] 12/16 (18157)     3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
Duke Energy
4.80% 12/15/45	2,545,000	$2,862,944
Emera 6.75% 6/15/76 ●	3,450,000	3,819,212
Emera US Finance 144A 4.75% 6/15/46 #	2,760,000	2,944,890
Enel Finance International 144A 6.00% 10/7/39 #	4,800,000	5,742,538
Entergy 2.95% 9/1/26	5,000,000	4,955,830
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,914,161
Entergy Louisiana 4.95% 1/15/45	125,000	133,217
Fortis 144A 3.055% 10/4/26 #	4,875,000	4,807,374
Indianapolis Power & Light 144A 4.05% 5/1/46 #	5,110,000	5,106,413
Massachusetts Electric 144A 4.004% 8/15/46 #	6,115,000	6,222,337
National Rural Utilities Cooperative Finance
5.25% 4/20/46 ●	935,000	1,001,215
Oncor Electric Delivery 3.75% 4/1/45	5,265,000	5,352,768
Puget Sound Energy 4.434% 11/15/41	4,870,000	5,450,446
South Carolina Electric & Gas
4.50% 6/1/64	5,600,000	5,771,584
5.10% 6/1/65	2,635,000	3,001,803
Tampa Electric 4.20% 5/15/45	2,175,000	2,287,878
		97,466,214
Energy – 7.73%
Anadarko Petroleum 6.60% 3/15/46	4,460,000	5,532,701
ConocoPhillips
4.95% 3/15/26	1,700,000	1,910,591
5.95% 3/15/46	1,565,000	1,964,339
Dominion Gas Holdings 4.60% 12/15/44	1,595,000	1,681,326
Enbridge 4.50% 6/10/44	1,900,000	1,769,320
Energy Transfer Partners 6.125% 12/15/45	6,600,000	6,904,550
Eni 144A 5.70% 10/1/40 #	3,450,000	3,560,227
Enterprise Products Operating 5.10% 2/15/45	3,225,000	3,435,889
Noble Energy
5.05% 11/15/44	3,170,000	3,210,579
5.25% 11/15/43	1,465,000	1,549,321
Petroleos Mexicanos 6.625% 6/15/35	1,595,000	1,613,343
Plains All American Pipeline 4.90% 2/15/45	1,660,000	1,582,317
Shell International Finance
3.75% 9/12/46	995,000	949,726
4.00% 5/10/46	6,030,000	5,991,384
Spectra Energy Partners 4.50% 3/15/45	3,755,000	3,745,004
Western Gas Partners 5.45% 4/1/44	920,000	948,212
Woodside Finance 144A 3.70% 9/15/26 #	5,425,000	5,419,716
		51,768,545

4     NQ-464 [10/16] 12/16 (18157)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Finance Companies – 0.46%
Depository Trust & Clearing 144A 4.875% 12/29/49 #●	3,000,000	$3,078,750
		3,078,750
Insurance – 3.99%
Alleghany 4.90% 9/15/44	3,525,000	3,560,842
Berkshire Hathaway Finance 4.30% 5/15/43	1,800,000	1,977,739
Highmark 144A 6.125% 5/15/41 #@	1,384,000	1,357,325
MetLife 4.60% 5/13/46	2,225,000	2,419,863
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,236,669
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	2,400,000	2,493,722
Transatlantic Holdings 8.00% 11/30/39	704,000	944,144
Trinity Acquisition 6.125% 8/15/43	4,570,000	5,135,803
XLIT
5.50% 3/31/45	4,590,000	4,452,061
6.50% 12/29/49 ●	1,480,000	1,138,675
		26,716,843
Natural Gas – 1.53%
Piedmont Natural Gas 3.64% 11/1/46	6,300,000	6,044,837
Southern Co. Gas Capital 3.95% 10/1/46	1,370,000	1,364,173
Southwest Gas 3.80% 9/29/46	2,850,000	2,810,496
		10,219,506
Real Estate Investment Trusts – 0.77%
Alexandria Real Estate Equities 3.95% 1/15/27	720,000	752,744
AvalonBay Communities 3.90% 10/15/46	3,400,000	3,338,246
DDR 4.25% 2/1/26	1,045,000	1,091,644
		5,182,634
Technology – 3.62%
Apple
3.85% 8/4/46	2,685,000	2,621,470
4.65% 2/23/46	3,890,000	4,297,933
Diamond 1 Finance 144A 8.10% 7/15/36 #	4,145,000	4,961,134
Fidelity National Information Services 4.50% 8/15/46	3,345,000	3,281,264
Oracle 4.00% 7/15/46	9,150,000	9,059,269
		24,221,070
Transportation – 3.56%
CSX
3.80% 11/1/46	6,185,000	6,006,216
4.25% 11/1/66	3,895,000	3,774,664
ERAC USA Finance 144A 4.20% 11/1/46 #	5,170,000	5,032,313
Penske Truck Leasing 144A 3.40% 11/15/26 #	5,835,000	5,840,782
TTX 144A 4.20% 7/1/46 #	3,070,000	3,178,181
		23,832,156
Total Corporate Bonds (cost $590,097,211)		600,313,546

NQ-464 [10/16] 12/16 (18157)     5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 4.07%
Chicago, Illinois O’Hare International Airport Revenue
(Taxable Build America Bond) Series B 6.395% 1/1/40	3,800,000	$5,277,668
Commonwealth of Massachusetts
Series B 5.00% 7/1/26	565,000	721,014
Series C 5.00% 10/1/25	560,000	707,930
Series D 5.00% 4/1/26	475,000	604,119
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/46	1,585,000	1,857,366
Long Island, New York Power Authority Electric System
Revenue
(Taxable Build America Bond) Series B 5.85% 5/1/41	3,600,000	4,512,420
Los Angeles, California Department of Water & Power
Revenue
(Taxable Build America Bond) Series D 6.574% 7/1/45	2,225,000	3,280,518
Metropolitan Transportation Authority, New York Revenue
(Taxable Build America Bond) Series A2 6.089%
11/15/40	3,205,000	4,281,527
New Jersey Turnpike Authority
Series E 5.00% 1/1/45	1,395,000	1,612,090
Oregon Department of Transportation Highway User Tax
Revenue
(Taxable Build America Bond-Subordinate Lien) Series A
5.834% 11/15/34	1,605,000	2,135,228
State of California Various Purposes
(Taxable Build America Bond) Series B 5.00% 9/1/26	1,555,000	1,980,121
Texas Water Development Board
Series A 5.00% 10/15/45	200,000	238,302
Total Municipal Bonds (cost $22,257,676)		27,208,303

U.S. Treasury Obligations – 2.30%
U.S. Treasury Bond
2.50% 5/15/46	15,310,000	15,030,118
U.S. Treasury Notes
1.50% 8/15/26	370,000	358,973
Total U.S. Treasury Obligations (cost $15,577,601)		15,389,091

	Number of shares
Preferred Stock – 1.96%
DTE Energy 5.25%	60,000	1,536,000
General Electric 5.00% ●	4,814,000	5,105,969
Morgan Stanley 5.55% ●	2,280,000	2,337,000

6     NQ-464 [10/16] 12/16 (18157)

(Unaudited)

	Number of shares	Value (U.S. $)
Preferred Stock (continued)
PNC Preferred Funding Trust II 144A 2.073% #●	3,900,000	$3,802,500
USB Realty 144A 2.027% #●	400,000	360,000
Total Preferred Stock (cost $11,974,265)		13,141,469

	Principal amount°
Short-Term Investments – 2.60%
Discount Notes – 1.50%≠
Federal Home Loan Bank
0.285% 11/10/16	1,857,458	1,857,368
0.292% 12/21/16	5,762,948	5,761,346
0.30% 11/3/16	1,596,091	1,596,073
0.31% 1/25/17	864,824	864,191
		10,078,978
Repurchase Agreements – 0.96%
Bank of America Merrill Lynch
0.25%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $1,760,724 (collateralized by U.S.
government obligations 2.25% 11/15/24;
market value $1,795,927)	1,760,712	1,760,712
Bank of Montreal
0.27%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $586,908 (collateralized by U.S.
government obligations 0.125%–3.875%
11/30/17–2/15/45; market value $598,643)	586,904	586,904
BNP Paribas
0.32%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $4,068,420 (collateralized by U.S.
government obligations 0.00%–4.75%
4/30/17–2/15/45; market value $4,149,752)	4,068,384	4,068,384
		6,416,000
U.S. Treasury Obligation – 0.14%≠
U.S. Treasury Bill 0.225% 11/3/16	927,068	927,063
		927,063
Total Short-Term Investments (cost $17,421,246)		17,422,041

Total Value of Securities – 100.63%
(cost $657,327,999)		673,474,450
Liabilities Net of Receivables and Other Assets – (0.63%)		(4,199,403)
Net Assets Applicable to 102,515,099 Shares Outstanding – 100.00%		$669,275,047

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2016, the aggregate value of Rule 144A securities was $116,120,157, which represents 17.35% of the Fund’s net assets.

NQ-464 [10/16] 12/16 (18157)     7

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

@	Illiquid security. At Oct. 31, 2016, the aggregate value of illiquid securities was $6,345,624, which represents 0.95% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. Each rate shown is as of Oct. 31, 2016. Interest rates reset periodically.

8     NQ-464 [10/16] 12/16 (18157)

Notes
Delaware Extended Duration Bond Fund	October 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds (Trust) - Delaware Extended Duration Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Oct. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Oct. 31, 2016, the cost and unrealized appreciation (depreciation) of Investments for the Fund were as follows:

Cost of investments	$657,327,999
Aggregate unrealized appreciation of investments	$25,204,331
Aggregate unrealized depreciation of investments	(9,057,880)
Net unrealized appreciation of investments	$16,146,451

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability

NQ-464 [10/16] 12/16 (18157)     9

(Unaudited)

of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2016:

Securities	Level 1	Level 2	Total
Corporate Debt	$—	$600,313,546	$600,313,546
Municipal Bonds	—	27,208,303	27,208,303
Preferred Stock[1]	1,536,000	11,605,469	13,141,469
U.S. Treasury Obligations	—	15,389,091	15,389,091
Short-Term Investments	—	17,422,041	17,422,041
Total Value of Securities	$1,536,000	$671,938,450	$673,474,450

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	11.69%	88.31%	100.00%

10     NQ-464 [10/16] 12/16 (18157)

(Unaudited)

During the period ended Oct. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At Oct. 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-464 [10/16] 12/16 (18157)     11

Schedule of investments
Delaware High-Yield Opportunities Fund	October 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bond – 0.22%
Clearwire Communications 144A 8.25% exercise price
$7.08, maturity date 12/1/40 #	688,000	$722,400
Total Convertible Bond (cost $704,470)		722,400

Corporate Bonds – 89.64%
Automotive – 0.62%
Gates Global 144A 6.00% 7/15/22 #	835,000	793,250
Group 1 Automotive 144A 5.25% 12/15/23 #	1,230,000	1,230,000
		2,023,250
Banking – 3.55%
Credit Suisse Group 144A 6.25% 12/29/49 #●	1,580,000	1,528,650
JPMorgan Chase & Co. 6.75% 8/29/49 ●	3,070,000	3,411,537
Lloyds Banking Group 7.50% 4/30/49 ●	1,785,000	1,843,013
Popular 7.00% 7/1/19	2,238,000	2,330,317
Royal Bank of Scotland Group 8.625% 12/29/49 ●	800,000	798,000
UBS Group 6.875% 12/29/49 ●	1,730,000	1,716,682
		11,628,199
Basic Industry – 9.81%
Aercap Global Aviation Trust 144A 6.50% 6/15/45 #●	1,325,000	1,371,375
AK Steel 7.625% 5/15/20	1,277,000	1,289,770
Alcoa Nederland Holding
144A 6.75% 9/30/24 #	855,000	887,062
144A 7.00% 9/30/26 #	710,000	732,933
BMC East 144A 5.50% 10/1/24 #	1,015,000	1,032,763
Boise Cascade 144A 5.625% 9/1/24 #	1,705,000	1,732,706
Builders FirstSource
144A 5.625% 9/1/24 #	855,000	866,756
144A 10.75% 8/15/23 #	2,285,000	2,639,175
Cemex 144A 7.75% 4/16/26 #	520,000	584,012
Cemex Finance 144A 6.00% 4/1/24 #	895,000	928,563
Chemours
6.625% 5/15/23	665,000	648,375
7.00% 5/15/25	500,000	488,750
FMG Resources August 2006
144A 6.875% 4/1/22 #	2,715,000	2,810,568
144A 9.75% 3/1/22 #	300,000	349,500
Freeport-McMoRan 4.55% 11/14/24	1,060,000	977,850
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	715,000	782,925
Kraton Polymers 144A 10.50% 4/15/23 #	1,495,000	1,681,875
NCI Building Systems 144A 8.25% 1/15/23 #	1,465,000	1,609,669
New Gold
144A 6.25% 11/15/22 #	615,000	624,225
144A 7.00% 4/15/20 #	770,000	796,950

NQ-137 [10/16] 12/16 (18158)     1

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
NOVA Chemicals 144A 5.00% 5/1/25 #	975,000	$981,094
PQ 144A 6.75% 11/15/22 #	1,716,000	1,855,425
Rayonier AM Products 144A 5.50% 6/1/24 #	1,150,000	1,060,875
Steel Dynamics 5.50% 10/1/24	1,025,000	1,083,937
Summit Materials
6.125% 7/15/23	2,110,000	2,173,300
144A 8.50% 4/15/22 #	315,000	348,075
U.S. Concrete 6.375% 6/1/24	1,715,000	1,787,887
		32,126,395
Capital Goods – 7.64%
Ardagh Packaging Finance 144A 7.25% 5/15/24 #	1,515,000	1,605,900
BWAY Holding 144A 9.125% 8/15/21 #	2,157,000	2,264,850
Gardner Denver 144A 6.875% 8/15/21 #	2,674,000	2,633,890
James Hardie International Finance 144A
5.875% 2/15/23 #	1,455,000	1,542,300
KLX 144A 5.875% 12/1/22 #	1,685,000	1,723,249
Novelis
144A 5.875% 9/30/26 #	300,000	304,500
144A 6.25% 8/15/24 #	1,700,000	1,772,250
Plastipak Holdings 144A 6.50% 10/1/21 #	1,795,000	1,866,800
Reynolds Group Issuer 8.25% 2/15/21	2,315,000	2,420,333
Signode Industrial Group 144A 6.375% 5/1/22 #	1,805,000	1,832,075
StandardAero Aviation Holdings 144A 10.00% 7/15/23 #	1,810,000	1,927,650
TransDigm 144A 6.375% 6/15/26 #	2,470,000	2,538,172
Zekelman Industries 144A 9.875% 6/15/23 #	2,465,000	2,600,575
		25,032,544
Consumer Cyclical – 6.49%
American Tire Distributors 144A 10.25% 3/1/22 #	1,835,000	1,696,237
Beacon Roofing Supply 6.375% 10/1/23	1,295,000	1,392,125
Boyd Gaming 144A 6.375% 4/1/26 #	2,690,000	2,891,750
Brinker International 144A 5.00% 10/1/24 #	1,575,000	1,606,500
Golden Nugget Escrow 144A 8.50% 12/1/21 #	500,000	527,500
JC Penney 8.125% 10/1/19	1,700,000	1,859,375
L Brands
6.75% 7/1/36	840,000	895,860
6.875% 11/1/35	1,465,000	1,560,225
Landry’s 144A 6.75% 10/15/24 #	1,125,000	1,150,313
M/I Homes 6.75% 1/15/21	1,450,000	1,533,375
MGM Resorts International 4.625% 9/1/26	615,000	595,013
Mohegan Tribal Gaming Authority 144A
7.875% 10/15/24 #	2,410,000	2,452,175
Neiman Marcus Group 144A 8.00% 10/15/21 #	970,000	805,100

2     NQ-137 [10/16] 12/16 (18158)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Penske Automotive Group 5.50% 5/15/26	1,685,000	$1,676,575
Scientific Games International 10.00% 12/1/22	655,000	609,150
		21,251,273
Consumer Non-Cyclical – 5.25%
Albertsons 144A 6.625% 6/15/24 #	1,645,000	1,710,800
Dean Foods 144A 6.50% 3/15/23 #	1,285,000	1,371,737
JBS USA 144A 5.75% 6/15/25 #	1,665,000	1,640,025
Kronos Acquisition Holdings 144A 9.00% 8/15/23 #	2,845,000	2,930,350
Live Nation Entertainment 144A 4.875% 11/1/24 #	1,575,000	1,575,000
NBTY 144A 7.625% 5/15/21 #	2,465,000	2,415,700
Prestige Brands 144A 5.375% 12/15/21 #	281,000	292,943
Revlon Consumer Products 144A 6.25% 8/1/24 #	925,000	955,063
U.S. Foods 144A 5.875% 6/15/24 #	1,410,000	1,473,450
Valeant Pharmaceuticals International
144A 5.375% 3/15/20 #	945,000	822,150
144A 6.125% 4/15/25 #	800,000	634,000
144A 6.75% 8/15/18 #	1,410,000	1,383,210
		17,204,428
Energy – 12.40%
AmeriGas Partners 5.875% 8/20/26	2,155,000	2,268,137
Antero Resources 5.625% 6/1/23	2,402,000	2,462,050
Baytex Energy 144A 5.625% 6/1/24 #	1,345,000	1,089,450
Cheniere Corpus Christi Holdings 144A 7.00% 6/30/24 #	830,000	883,950
Energy Transfer Equity 7.50% 10/15/20	1,050,000	1,149,750
Freeport-McMoran Oil & Gas
6.50% 11/15/20	1,600,000	1,642,000
6.875% 2/15/23	1,195,000	1,245,787
Genesis Energy
5.75% 2/15/21	855,000	857,137
6.00% 5/15/23	855,000	861,413
6.75% 8/1/22	1,090,000	1,125,425
Gulfport Energy 144A 6.00% 10/15/24 #	1,680,000	1,713,600
Hilcorp Energy I
144A 5.00% 12/1/24 #	700,000	686,000
144A 5.75% 10/1/25 #	740,000	745,550
Holly Energy Partners 144A 6.00% 8/1/24 #	930,000	971,850
Laredo Petroleum 6.25% 3/15/23	2,695,000	2,721,950
Murphy Oil 6.875% 8/15/24	2,220,000	2,344,791
Murphy Oil USA 6.00% 8/15/23	1,695,000	1,792,463
Noble Holding International 5.25% 3/16/18	925,000	920,958
NuStar Logistics 6.75% 2/1/21	1,630,000	1,780,775
Oasis Petroleum 6.875% 3/15/22	1,685,000	1,676,575

NQ-137 [10/16] 12/16 (18158)     3

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
QEP Resources 5.25% 5/1/23	1,760,000	$1,738,000
Sabine Pass Liquefaction 144A 5.00% 3/15/27 #	650,000	663,000
Southwestern Energy 6.70% 1/23/25	1,715,000	1,642,113
Targa Resources Partners
144A 5.375% 2/1/27 #	1,685,000	1,689,213
6.75% 3/15/24	1,650,000	1,773,750
Tesoro Logistics 6.375% 5/1/24	1,295,000	1,401,837
Transocean 5.55% 10/15/22	2,225,000	1,913,500
WPX Energy 7.50% 8/1/20	780,000	825,825
		40,586,849
Financial Services – 1.46%
Ally Financial 5.75% 11/20/25	2,120,000	2,178,300
Double Eagle Acquisition Sub 144A 7.50% 10/1/24 #	900,000	929,250
E*TRADE Financial 5.875% 12/29/49 ●	1,595,000	1,656,806
		4,764,356
Healthcare – 5.86%
DaVita 5.00% 5/1/25	1,945,000	1,881,787
HCA
5.375% 2/1/25	1,815,000	1,854,839
5.875% 2/15/26	1,020,000	1,073,550
7.58% 9/15/25	690,000	772,800
HealthSouth
5.75% 11/1/24	1,750,000	1,813,437
5.75% 9/15/25	875,000	910,000
Hill-Rom Holdings 144A 5.75% 9/1/23 #	1,730,000	1,825,150
IASIS Healthcare 8.375% 5/15/19	2,178,000	2,085,435
Immucor 11.125% 8/15/19	365,000	344,925
Mallinckrodt International Finance
4.75% 4/15/23	410,000	359,263
144A 5.50% 4/15/25 #	285,000	265,050
144A 5.625% 10/15/23 #	1,030,000	973,350
MPH Acquisition Holdings 144A 7.125% 6/1/24 #	2,425,000	2,600,570
Tenet Healthcare 8.125% 4/1/22	2,455,000	2,412,037
		19,172,193
Insurance – 1.99%
HUB International
144A 7.875% 10/1/21 #	2,545,000	2,607,861
144A 9.25% 2/15/21 #	510,000	530,400
USI 144A 7.75% 1/15/21 #	1,800,000	1,827,000
XLIT 6.50% 12/29/49 ●	1,997,000	1,536,442
		6,501,703

4     NQ-137 [10/16] 12/16 (18158)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media – 12.00%
Altice Luxembourg 144A 7.75% 5/15/22 #	1,390,000	$1,455,156
CCO Holdings
144A 5.375% 5/1/25 #	505,000	520,150
144A 5.50% 5/1/26 #	25,000	25,672
144A 5.75% 2/15/26 #	1,095,000	1,143,591
144A 5.875% 5/1/27 #	1,175,000	1,233,750
Cequel Communications Holdings I 144A 7.75% 7/15/25 #	1,535,000	1,650,125
Columbus Cable Barbados 144A 7.375% 3/30/21 #	1,035,000	1,111,331
CSC Holdings
144A 5.50% 4/15/27 #	861,000	875,529
144A 10.875% 10/15/25 #	2,065,000	2,379,913
DISH DBS
5.875% 11/15/24	467,000	471,962
7.75% 7/1/26	1,936,000	2,130,820
Gray Television 144A 5.875% 7/15/26 #	2,450,000	2,443,875
Lamar Media 5.75% 2/1/26	1,615,000	1,735,156
Midcontinent Communications & Midcontinent Finance
144A 6.875% 8/15/23 #	1,130,000	1,209,100
Nexstar Escrow 144A 5.625% 8/1/24 #	2,270,000	2,258,650
RCN Telecom Services 144A 8.50% 8/15/20 #	1,650,000	1,760,344
SFR Group 144A 7.375% 5/1/26 #	3,370,000	3,407,913
Sinclair Television Group 144A 5.125% 2/15/27 #	1,700,000	1,632,000
Sirius XM Radio 144A 5.375% 4/15/25 #	1,660,000	1,697,184
Tribune Media 5.875% 7/15/22	1,620,000	1,628,100
Unitymedia 144A 6.125% 1/15/25 #	1,535,000	1,607,913
Virgin Media Secured Finance 144A 5.25% 1/15/26 #	1,995,000	1,984,427
VTR Finance 144A 6.875% 1/15/24 #	2,060,000	2,160,425
WideOpenWest Finance 10.25% 7/15/19	2,055,000	2,162,887
Ziggo Bond Finance 144A 6.00% 1/15/27 #	610,000	600,469
		39,286,442
Services – 7.53%
Advanced Disposal Services 144A 5.625% 11/15/24 #	1,665,000	1,677,487
Air Medical Group 144A 6.375% 5/15/23 #	1,900,000	1,819,250
Communications Sales & Leasing
144A 6.00% 4/15/23 #	660,000	686,400
8.25% 10/15/23	855,000	906,300
ESH Hospitality 144A 5.25% 5/1/25 #	2,290,000	2,272,825
GEO Group
5.875% 10/15/24	590,000	514,775
6.00% 4/15/26	1,215,000	1,054,013
GFL Environmental 144A 9.875% 2/1/21 #	1,035,000	1,138,500

NQ-137 [10/16] 12/16 (18158)     5

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
Herc Rentals
144A 7.50% 6/1/22 #	455,000	$456,137
144A 7.75% 6/1/24 #	1,190,000	1,198,925
Iron Mountain U.S. Holdings 144A 5.375% 6/1/26 #	1,785,000	1,811,775
NES Rentals Holdings 144A 7.875% 5/1/18 #	1,035,000	1,019,475
Prime Security Services Borrower 144A 9.25% 5/15/23 #	3,035,000	3,232,275
Team Health 144A 7.25% 12/15/23 #	1,190,000	1,349,163
United Rentals North America
5.50% 7/15/25	740,000	752,025
5.50% 5/15/27	1,690,000	1,683,663
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #❆	1,089,337	580,072
XPO Logistics
144A 6.125% 9/1/23 #	935,000	964,219
144A 6.50% 6/15/22 #	1,490,000	1,553,325
		24,670,604
Technology & Electronics – 5.27%
CommScope 144A 5.50% 6/15/24 #	900,000	946,125
CommScope Technologies Finance 144A 6.00% 6/15/25 #	835,000	880,925
Diamond 1 Finance 144A 8.10% 7/15/36 #	1,300,000	1,555,965
Entegris 144A 6.00% 4/1/22 #	1,610,000	1,672,387
First Data 144A 7.00% 12/1/23 #	2,945,000	3,092,250
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	1,035,000	1,053,113
Infor U.S. 6.50% 5/15/22	1,435,000	1,490,606
Micron Technology 144A 7.50% 9/15/23 #	770,000	851,813
Microsemi 144A 9.125% 4/15/23 #	1,805,000	2,089,287
Sensata Technologies UK Financing 144A
6.25% 2/15/26 #	1,545,000	1,680,187
Solera 144A 10.50% 3/1/24 #	1,120,000	1,257,558
Western Digital 144A 10.50% 4/1/24 #	605,000	700,287
		17,270,503
Telecommunications – 6.46%
CenturyLink
6.75% 12/1/23	1,935,000	1,995,469
7.50% 4/1/24	255,000	266,156
Cogent Communications Finance 144A 5.625% 4/15/21 #	1,100,000	1,108,250
Cogent Communications Group 144A 5.375% 3/1/22 #	705,000	727,913
Digicel 144A 6.00% 4/15/21 #	1,845,000	1,659,947
Frontier Communications
10.50% 9/15/22	1,265,000	1,320,344
11.00% 9/15/25	256,000	263,078
Level 3 Financing
5.375% 1/15/24	330,000	337,425

6     NQ-137 [10/16] 12/16 (18158)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Telecommunications (continued)
Level 3 Financing
5.375% 5/1/25	975,000	$992,063
Sable International Finance 144A 6.875% 8/1/22 #	955,000	993,200
Sprint
7.125% 6/15/24	2,290,000	2,158,325
7.875% 9/15/23	640,000	635,200
Sprint Communications
144A 7.00% 3/1/20 #	580,000	632,200
7.00% 8/15/20	1,242,000	1,294,785
T-Mobile USA
6.00% 3/1/23	575,000	606,625
6.00% 4/15/24	270,000	287,887
6.375% 3/1/25	1,145,000	1,230,165
6.50% 1/15/26	1,120,000	1,230,544
Wind Acquisition Finance 144A 7.375% 4/23/21 #	1,725,000	1,776,750
Zayo Group 6.375% 5/15/25	1,560,000	1,648,249
		21,164,575
Utilities – 3.31%
AES
5.50% 4/15/25	1,405,000	1,426,075
6.00% 5/15/26	285,000	293,906
Calpine
5.50% 2/1/24	1,220,000	1,195,600
5.75% 1/15/25	1,625,000	1,586,406
Dynegy
7.625% 11/1/24	2,230,000	2,146,375
144A 8.00% 1/15/25 #	1,105,000	1,069,087
Emera 6.75% 6/15/76 ●	1,645,000	1,821,045
Enel 144A 8.75% 9/24/73 #●	1,108,000	1,295,806
		10,834,300
Total Corporate Bonds (cost $285,654,125)		293,517,614

Senior Secured Loans – 5.66%«
Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	1,344,580	1,243,457
Amaya Holdings 1st Lien 5.00% 8/1/21	1,592,902	1,594,270
Applied Systems Tranche 2nd Lien 7.50% 1/23/22 @	3,122,132	3,146,198
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,894,931	1,906,300
Blue Ribbon 1st Lien 5.00% 11/13/21	804,342	810,374
Flint Group 2nd Lien 8.25% 9/7/22 @	1,985,000	1,900,638
Frank Russell Tranche B 1st Lien 6.75% 6/1/23	944,633	948,175
Immucor Tranche B2 1st Lien 5.00% 8/17/18	1,392,765	1,365,345
KIK Custom Products 1st Lien 6.00% 8/26/22 @	1,019,973	1,019,973

NQ-137 [10/16] 12/16 (18158)     7

Schedule of investments
Delaware High-Yield Opportunities Fund

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Kronos Tranche 2nd Lien 9.25% 10/20/24	1,670,000	$1,725,709
Mohegan Tribal Gaming Authority Tranche B 1st Lien
5.50% 10/13/23	1,215,353	1,214,341
Neiman Marcus Group 1st Lien 4.25% 10/25/20	234,196	215,885
Solera Tranche B 1st Lien 5.75% 3/3/23	611,925	619,447
Windstream Services Tranche B6 1st Lien 4.75% 3/30/21	833,810	837,849
Total Senior Secured Loans (cost $18,230,543)		18,547,961

	Number of
	Shares
Common Stock – 0.00%
Century Communications @=†	4,250,000	0
Total Common Stock (cost $128,662)		0

Preferred Stock – 1.70%
Bank of America 6.50% ●	1,970,000	2,139,913
GMAC Capital Trust I 6.602% ●	73,000	1,863,690
Morgan Stanley 5.55% ●	1,520,000	1,558,000
Total Preferred Stock (cost $5,411,900)		5,561,603

	Principal amount°
Short-Term Investments – 3.74%
Repurchase Agreements – 3.74%
Bank of America Merrill Lynch
0.25%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $3,360,909 (collateralized by U.S.
government obligations 2.25% 11/15/24;
market value $3,428,105)	3,360,886	3,360,886
Bank of Montreal
0.27%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $1,120,304 (collateralized by U.S.
government obligations 0.125%–3.875%
11/30/17–2/15/45; market value $1,142,702)	1,120,295	1,120,295
BNP Paribas
0.32%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $7,765,888 (collateralized by U.S.
government obligations 0.00%–4.75%
4/30/17–2/15/45; market value $7,921,137)	7,765,819	7,765,819
Total Short-Term Investments (cost $12,247,000)		12,247,000

Total Value of Securities – 100.96%
(cost $322,376,700)		330,596,578
Liabilities Net of Receivables and Other Assets – (0.96%)		(3,143,297)
Net Assets Applicable to 86,771,259 Shares Outstanding – 100.00%		$327,453,281

8     NQ-137 [10/16] 12/16 (18158)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2016, the aggregate value of Rule 144A securities was $174,858,680, which represents 53.40% of the Fund’s net assets.
@	Illiquid security. At Oct. 31, 2016, the aggregate value of illiquid securities was $7,741,809, which represents 2.36% of the Fund’s net assets.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Oct. 31, 2016, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
«	Senior secured loans generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2016.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. Each rate shown is as of Oct. 31, 2016. Interest rates reset periodically.

Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at Oct. 31, 2016:

Borrower	Unfunded Loan Commitment
Grande Communications Networks	$1,675,000

PIK – Payment-in-kind

NQ-137 [10/16] 12/16 (18158)     9

Notes
Delaware High-Yield Opportunities Fund	October 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware High-Yield Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on The Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Oct. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Oct. 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$322,376,700
Aggregate unrealized appreciation of investments	$11,042,953
Aggregate unrealized depreciation of investments	(2,823,075)
Net unrealized appreciation of investments	$8,219,878

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

10     NQ-137 [10/16] 12/16 (18158)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$294,240,014	$—	$294,240,014
Senior Secured Loans	—	18,547,961	—	18,547,961
Common Stock	—	—	—	—
Preferred Stock[1]	1,863,690	3,697,913	—	5,561,603
Short-Term Investments	—	12,247,000	—	12,247,000
Total Value of Securities	$1,863,690	$328,732,888	$—	$330,596,578

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable input or matrix-price investments. The amounts attributable to Level 1 investments and Level 2 investments represent the following percentages of the total value of this security type:

	Level 1	Level 2	Total
Preferred Stock	33.51%	66.49%	100.00%

The securities that have been valued at zero on the “Schedule of investments” are considered to be Level 3 investments in this table.

NQ-137 [10/16] 12/16 (18158)     11

(Unaudited)

During the period ended Oct. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as they were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Oct. 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

12     NQ-137 [10/16] 12/16 (18158)

Schedule of investments
Delaware Diversified Floating Rate Fund	October 31, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 1.50%
Fannie Mae Connecticut Avenue Securities
Series 2015-C03 1M1 2.034% 7/25/25 ●	412,857	$413,749
Series 2015-C03 2M1 2.034% 7/25/25 ●	460,308	461,152
Series 2015-C04 2M1 2.234% 4/25/28 ●	341,188	342,481
Series 2016-C03 1M1 2.534% 10/25/28 ●	253,140	256,054
Series 2016-C04 1M1 144A 1.984% 1/25/29 #●	128,148	128,791
Fannie Mae REMICs
Series 2004-36 FA 0.934% 5/25/34 ●	38,397	38,375
Series 2005-66 FD 0.834% 7/25/35 ●	46,741	46,565
Series 2005-106 QF 1.044% 12/25/35 ●	296,501	298,461
Series 2006-105 FB 0.954% 11/25/36 ●	30,466	30,449
Series 2007-109 NF 1.084% 12/25/37 ●	22,246	22,367
Freddie Mac REMICs
Series 3067 FA 0.885% 11/15/35 ●	73,677	73,532
Series 3239 EF 0.885% 11/15/36 ●	54,388	54,314
Series 3241 FM 0.915% 11/15/36 ●	5,700	5,693
Series 3780 LF 0.935% 3/15/29 ●	4,978	4,981
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA3 M1 1.884% 4/25/28 ●	385,648	386,051
Series 2016-DNA3 M1 1.634% 12/25/28 ●	811,264	813,750
Series 2016-HQA2 M1 1.734% 11/25/28 ●	989,691	991,066
Total Agency Collateralized Mortgage Obligations (cost $4,353,405)		4,367,831

Agency Mortgage-Backed Security – 0.01%
Freddie Mac ARM
2.967% 2/1/35 ●	11,772	12,399
Total Agency Mortgage-Backed Security (cost $12,435)		12,399

Collateralized Debt Obligations – 3.62%
Cedar Funding V CLO
Series 2016-5A A1L 144A 2.243% 7/17/28 #●	1,270,000	1,272,600
CIFC Funding
Series 2014-2A A1L 144A 2.305% 5/24/26 #●	1,000,000	1,000,391
Flagship VII CLO
Series 2013-7A A1 144A 2.351% 1/20/26 #●	1,000,000	998,164
JFIN CLO
Series 2015-2A AX 144A 2.33% 10/19/26 #●	535,000	533,982
KKR Financial CLO
Series 2013-1A A1 144A 2.03% 7/15/25 #●	1,395,000	1,393,009
MAPS CLO Fund II
Series 2007-2A A1 144A 1.121% 7/20/22 #●	312,178	309,634
OCP CLO
Series 2013-4A A1A 144A 2.282% 10/24/25 #●	1,500,000	1,498,506

NQ-215 [10/16] 12/16 (18159)     1

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Collateralized Debt Obligations (continued)
Shackleton CLO
Series 2014-5A A 144A 2.288% 5/7/26 #●	420,000	$419,544
Series 2015-VIII 144A 2.391% 10/20/27 #●	410,000	410,640
Telos CLO
Series 2013-4A A 144A 2.18% 7/17/24 #●	2,000,000	1,997,672
Venture XXI CLO
Series 2015-21A A 144A 2.37% 7/15/27 #●	685,000	685,454
Total Collateralized Debt Obligations (cost $10,450,202)		10,519,596

Convertible Bonds – 0.52%
Alaska Communications Systems Group 6.25% exercise
price $10.28, maturity date 5/1/18 @	61,000	60,236
Atlas Air Worldwide Holdings 2.25% exercise price $74.05,
maturity date 6/1/22	23,000	22,324
BioMarin Pharmaceutical 1.50% exercise price $94.15,
maturity date 10/15/20	20,000	23,400
Blackhawk Network Holdings 144A 1.50% exercise price
$49.83, maturity date 1/15/22 #	36,000	36,427
Blackstone Mortgage Trust 5.25% exercise price $27.99,
maturity date 12/1/18	90,000	100,575
Brookdale Senior Living 2.75% exercise price $29.33,
maturity date 6/15/18	54,000	52,751
Cemex 3.72% exercise price $11.45, maturity date
3/15/20	41,000	45,126
Chart Industries 2.00% exercise price $69.03, maturity
date 8/1/18 @	42,000	41,265
Clearwire Communications 144A 8.25% exercise price
$7.08, maturity date 12/1/40 #	32,000	33,600
DISH Network 144A 3.375% exercise price $65.18,
maturity date 8/15/26 #	9,000	10,356
GAIN Capital Holdings 4.125% exercise price $12.00,
maturity date 12/1/18 @	60,000	55,725
General Cable 4.50% exercise price $31.96, maturity date
11/15/29 @ϕ	137,000	88,793
HealthSouth 2.00% exercise price $37.16, maturity date
12/1/43	46,000	53,705
Helix Energy Solutions Group 4.25% exercise price
$13.89, maturity date 5/1/22	29,000	29,399
Insulet 144A 1.25% exercise price $58.37, maturity date
9/15/21 #	2,000	1,874
Jefferies Group 3.875% exercise price $44.04, maturity
date 11/1/29	91,000	92,593
Knowles 144A 3.25% exercise price $18.43, maturity date
11/1/21 #	26,000	28,551

2     NQ-215 [10/16] 12/16 (18159)

(Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Liberty Interactive 144A 1.75% exercise price $341.10,
maturity date 9/30/46 #	16,000	$16,160
Liberty Media 144A 2.25% exercise price $104.55,
maturity date 9/30/46 #	9,000	9,298
Medicines 144A 2.75% exercise price $48.97, maturity
date 7/15/23 #	25,000	23,844
Meritor 4.00% exercise price $26.73, maturity date
2/15/27 ϕ	57,000	57,427
New Mountain Finance 5.00% exercise price $15.80,
maturity date 6/15/19 @	29,000	29,798
Nuance Communications 2.75% exercise price $32.30,
maturity date 11/1/31	97,000	97,485
NuVasive 144A 2.25% exercise price $59.82, maturity date
3/15/21 #	14,000	16,660
ON Semiconductor 1.00% exercise price $18.50, maturity
date 12/1/20	23,000	23,072
PROS Holdings 2.00% exercise price $33.79, maturity
date 12/1/19	105,000	103,031
Ship Finance International 5.75% exercise price $17.77,
maturity date 10/15/21	13,000	12,253
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
maturity date 12/15/18 @	83,000	71,639
Spirit Realty Capital 3.75% exercise price $13.10, maturity
date 5/15/21	31,000	33,790
Synchronoss Technologies 0.75% exercise price $53.17,
maturity date 8/15/19	47,000	48,674
Vector Group 1.75% exercise price $23.46, maturity date
4/15/20 ●	82,000	91,891
VEREIT 3.75% exercise price $14.99, maturity date
12/15/20	55,000	56,066
Verint Systems 1.50% exercise price $64.46, maturity date
6/1/21	48,000	45,480
Total Convertible Bonds (cost $1,545,173)		1,513,268

Corporate Bonds – 45.40%
Banking – 16.54%
Banco Nacional de Costa Rica 144A 5.875% 4/25/21 #	200,000	207,980
Bank Nederlandse Gemeenten 144A 0.951% 7/14/17 #●	266,000	266,084
Bank of America
1.287% 11/14/16 ●	4,090,000	4,089,787
4.45% 3/3/26	65,000	69,518
Bank of New York Mellon 1.937% 10/30/23 ●	2,625,000	2,627,331
Barclays 3.20% 8/10/21	505,000	508,903
BB&T 1.71% 6/15/18 ●	2,586,000	2,604,389

NQ-215 [10/16] 12/16 (18159)     3

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
BBVA Bancomer 144A 7.25% 4/22/20 #	200,000	$222,000
Branch Banking & Trust 1.117% 5/23/17 ●	1,405,000	1,404,734
Capital One 2.25% 9/13/21	375,000	373,335
Citigroup 2.255% 9/1/23 ●	2,150,000	2,159,393
Citizens Bank 2.55% 5/13/21	250,000	253,431
Citizens Financial Group 4.30% 12/3/25	345,000	360,468
CoBank 1.45% 6/15/22 ●	75,000	71,257
Compass Bank 3.875% 4/10/25	400,000	389,228
Credit Suisse Group Funding Guernsey 3.125% 12/10/20	950,000	960,436
Export-Import Bank of India 3.125% 7/20/21	210,000	215,160
Export-Import Bank of Korea 1.631% 1/14/17 ●	2,250,000	2,251,524
Fifth Third Bank 2.25% 6/14/21	645,000	651,992
Goldman Sachs Group 2.429% 11/29/23 ●	2,260,000	2,295,787
HSBC Holdings 2.65% 1/5/22	345,000	343,514
Huntington Bancshares 2.30% 1/14/22	345,000	342,413
JPMorgan Chase & Co.
2.112% 10/24/23 ●	2,915,000	2,906,348
4.25% 10/1/27	640,000	682,193
KeyBank
2.35% 3/8/19	250,000	254,407
3.18% 5/22/22	480,000	491,515
KFW 1.014% 12/29/17 ●	1,860,000	1,859,851
Morgan Stanley
2.026% 1/27/20 ●	1,555,000	1,571,225
2.282% 10/24/23 ●	3,510,000	3,509,172
Oesterreichische Kontrollbank 0.987% 8/10/17 ●	1,955,000	1,956,494
PNC Bank 2.45% 11/5/20	250,000	254,854
Regions Bank 2.25% 9/14/18	1,420,000	1,431,983
Royal Bank of Scotland Group 8.625% 12/29/49 ●	270,000	269,325
Santander UK 1.675% 8/24/18 ●	3,135,000	3,137,351
State Street 2.55% 8/18/20	370,000	381,343
SVB Financial Group 3.50% 1/29/25	460,000	459,676
UBS Group Funding Jersey
144A 2.65% 2/1/22 #	200,000	199,171
144A 3.00% 4/15/21 #	540,000	552,275
144A 4.125% 9/24/25 #	250,000	260,959
USB Capital IX 3.50% 10/29/49 ●	440,000	378,950
Wells Fargo & Co. 2.117% 10/31/23 ●	4,420,000	4,412,800
Zions Bancorporation 4.50% 6/13/23	420,000	437,124
		48,075,680
Basic Industry – 0.69%
Air Liquide Finance 144A 1.75% 9/27/21 #	340,000	336,547

4     NQ-215 [10/16] 12/16 (18159)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Dow Chemical 8.55% 5/15/19	140,000	$163,221
Georgia-Pacific 8.00% 1/15/24	400,000	526,814
OCP 144A 4.50% 10/22/25 #	325,000	328,497
Suzano Austria 144A 5.75% 7/14/26 #	240,000	237,912
Suzano Trading 144A 5.875% 1/23/21 #	100,000	103,750
Vale Overseas 5.875% 6/10/21	280,000	299,250
		1,995,991
Capital Goods – 2.09%
Ardagh Packaging Finance 144A 4.067% 5/15/21 #●	1,110,000	1,134,976
Fortune Brands Home & Security 3.00% 6/15/20	220,000	226,465
Masco 3.50% 4/1/21	95,000	97,755
Reynolds Group Issuer 8.25% 2/15/21	740,000	773,670
Rockwell Collins 1.20% 12/15/16 ●	3,520,000	3,522,098
Union Andina de Cementos 144A 5.875% 10/30/21 #	295,000	307,243
		6,062,207
Communications – 4.78%
21st Century Fox America 4.50% 2/15/21	395,000	436,041
AT&T 1.768% 6/30/20 ●	2,130,000	2,140,529
CenturyLink 5.80% 3/15/22	225,000	229,219
Cisco Systems 1.342% 3/1/19 ●	1,875,000	1,886,128
Columbus Cable Barbados 144A 7.375% 3/30/21 #	390,000	418,763
Crown Castle Towers 144A 4.883% 8/15/20 #	685,000	745,166
Deutsche Telekom International Finance
144A 1.95% 9/19/21 #	175,000	173,364
144A 2.485% 9/19/23 #	330,000	327,245
Digicel Group 144A 8.25% 9/30/20 #	395,000	351,550
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	185,000	184,506
Historic TW 6.875% 6/15/18	400,000	433,958
Millicom International Cellular 144A 6.00% 3/15/25 #	290,000	293,828
NBCUniversal Enterprise 144A 1.565% 4/15/18 #●	2,910,000	2,930,781
SBA Tower Trust
144A 2.24% 4/16/18 #	220,000	220,560
144A 2.898% 10/15/19 #	475,000	483,131
Sky 144A 3.75% 9/16/24 #	430,000	441,871
Sprint Communications 6.00% 12/1/16	245,000	245,613
Verizon Communications 1.75% 8/15/21	1,985,000	1,945,888
		13,888,141
Consumer Cyclical – 2.95%
CDK Global 4.50% 10/15/24	270,000	272,729
Daimler Finance North America 144A 2.20% 10/30/21 #	360,000	360,735
General Motors Financial 4.375% 9/25/21	1,500,000	1,594,512
INVISTA Finance 144A 4.25% 10/15/19 #	550,000	554,063

NQ-215 [10/16] 12/16 (18159)     5

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
PACCAR Financial 1.435% 12/6/18 ●	2,000,000	$2,014,562
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	315,000	325,262
Volkswagen International Finance 144A
1.241% 11/18/16 #●	1,795,000	1,795,188
Walgreens Boots Alliance 2.60% 6/1/21	1,645,000	1,666,944
		8,583,995
Consumer Non-Cyclical – 3.89%
Anheuser-Busch InBev Finance 2.65% 2/1/21	1,000,000	1,023,316
Arcor SAIC 144A 6.00% 7/6/23 #	85,000	90,313
Becle 144A 3.75% 5/13/25 #	300,000	305,611
Becton Dickinson & Co. 6.375% 8/1/19	805,000	903,196
Constellation Brands 4.25% 5/1/23	110,000	116,897
Merck 1.161% 5/18/18 ●	670,000	673,463
Molson Coors Brewing 3.00% 7/15/26	490,000	486,737
Mylan 144A 3.95% 6/15/26 #	510,000	509,695
PepsiCo 1.228% 10/13/17 ●	2,010,000	2,016,058
Pernod Ricard 144A 4.45% 1/15/22 #	720,000	789,182
Pfizer 1.15% 6/15/18 ●	1,510,000	1,516,105
Shire Acquisitions Investments Ireland 2.40% 9/23/21	865,000	859,276
Siemens Financieringsmaatschappij 144A
1.105% 5/25/18 #●	1,600,000	1,603,419
Teva Pharmaceutical Finance Netherlands III
2.20% 7/21/21	425,000	420,337
		11,313,605
Electric – 3.03%
AES Gener 144A 5.00% 7/14/25 #	275,000	282,846
Ameren Illinois 9.75% 11/15/18	165,000	191,913
Electricite de France 144A 1.341% 1/20/17 #●	2,460,000	2,461,363
Emera 6.75% 6/15/76 ●	200,000	221,404
Enel 144A 8.75% 9/24/73 #●	260,000	304,070
Enersis Americas 4.00% 10/25/26	60,000	59,991
Entergy 4.00% 7/15/22	500,000	538,345
Fortis 144A 2.10% 10/4/21 #	845,000	839,033
ITC Holdings 3.25% 6/30/26	270,000	272,763
National Rural Utilities Cooperative Finance
4.75% 4/30/43 ●	1,110,000	1,136,269
NV Energy 6.25% 11/15/20	390,000	453,576
Pennsylvania Electric 5.20% 4/1/20	625,000	671,651
Southern 2.35% 7/1/21	1,170,000	1,181,394
Trinidad Generation 144A 5.25% 11/4/27 #	200,000	199,500
		8,814,118

6     NQ-215 [10/16] 12/16 (18159)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy – 5.28%
Chevron 1.365% 3/3/22 ●	2,200,000	$2,182,972
Cia Brasileira de Aluminio 144A 6.75% 4/5/21 #	105,000	110,838
CNOOC Finance 2015 Australia 2.625% 5/5/20	200,000	203,461
ConocoPhillips 1.717% 5/15/22 ●	2,050,000	2,021,966
Devon Energy 1.39% 12/15/16 ●	2,465,000	2,463,546
Ecopetrol 5.875% 9/18/23	185,000	198,875
Empresa Nacional del Petroleo 144A 4.75% 12/6/21 #	200,000	215,285
Pertamina Persero 144A 5.25% 5/23/21 #	200,000	216,506
Petrobras Global Finance
6.25% 3/17/24	20,000	19,820
8.375% 5/23/21	230,000	255,024
Petroleos Mexicanos 3.50% 7/23/20	185,000	186,110
Petronas Global Sukuk 144A 2.707% 3/18/20 #	320,000	325,628
Regency Energy Partners
5.00% 10/1/22	295,000	316,939
5.875% 3/1/22	220,000	246,666
Shell International Finance 1.266% 5/11/20 ●	2,105,000	2,108,410
Statoil 1.248% 11/8/18 ●	2,640,000	2,648,730
Tengizchevroil Finance Co. International 144A
4.00% 8/15/26 #	200,000	193,385
Total Capital International 1.207% 6/19/19 ●	645,000	636,685
Woodside Finance 144A 8.75% 3/1/19 #	540,000	614,046
YPF 144A 8.50% 3/23/21 #	160,000	176,352
		15,341,244
Finance Companies – 2.23%
AerCap Ireland Capital 3.95% 2/1/22	790,000	807,159
Aviation Capital Group 144A 6.75% 4/6/21 #	425,000	504,807
Equate Petrochemical 144A 3.00% 3/3/22 #	200,000	197,182
General Electric
1.256% 5/5/26 ●	1,690,000	1,641,798
1.496% 1/9/20 ●	1,435,000	1,445,259
1.85% 3/15/23 ●	1,050,000	1,071,258
144A 3.80% 6/18/19 #	250,000	264,994
6.00% 8/7/19	215,000	241,506
SMBC Aviation Capital Finance 144A 2.65% 7/15/21 #	215,000	213,335
SUAM Finance 144A 4.875% 4/17/24 #	100,000	105,700
		6,492,998
Insurance – 0.30%
MetLife 5.25% 12/29/49 ●	375,000	382,969
Prudential Financial 5.375% 5/15/45 ●	295,000	307,390
XLIT 6.50% 12/29/49 ●	250,000	192,344
		882,703

NQ-215 [10/16] 12/16 (18159)     7

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Natural Gas – 1.10%
Enbridge 1.289% 6/2/17 ●	1,800,000	$1,798,025
Enterprise Products Operating 7.034% 1/15/68 ●	80,000	84,459
Laclede Group 1.567% 8/15/17 ●	1,320,000	1,320,054
		3,202,538
Real Estate – 1.65%
American Tower 2.25% 1/15/22	1,065,000	1,052,054
Corporate Office Properties
3.60% 5/15/23	225,000	223,169
5.25% 2/15/24	575,000	620,162
Crown Castle International 5.25% 1/15/23	175,000	196,203
Education Realty Operating Partnership 4.60% 12/1/24	465,000	481,246
Hospitality Properties Trust 4.50% 3/15/25	460,000	466,130
Host Hotels & Resorts 3.75% 10/15/23	1,100,000	1,109,152
PLA Administradora Industrial 144A 5.25% 11/10/22 #	205,000	213,713
WP Carey 4.60% 4/1/24	400,000	417,293
		4,779,122
Technology – 0.48%
Alibaba Group Holding 3.125% 11/28/21	200,000	207,010
National Semiconductor 6.60% 6/15/17	310,000	320,981
Samsung Electronics America 144A 1.75% 4/10/17 #	500,000	500,650
Tencent Holdings 144A 3.375% 5/2/19 #	365,000	377,801
		1,406,442
Transportation – 0.30%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	225,657	233,837
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	225,775	234,829
Aviation Capital Group 144A 2.875% 9/17/18 #	90,000	91,689
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	183,043	194,712
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	103,656	109,033
		864,100
Utilities – 0.09%
CMS Energy 6.25% 2/1/20	240,000	272,051
		272,051
Total Corporate Bonds (cost $131,423,813)		131,974,935

Municipal Bonds – 2.09%
Missouri Higher Education Loan Authority
Series 2010-2 A-1 1.512% 8/27/29 ●	26,357	25,941

8     NQ-215 [10/16] 12/16 (18159)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
New Mexico Educational Assistance
Foundation (Libor Floating)
Series 2010-1 A-3 1.873% 12/1/38 ●	120,000	$122,414
North Texas Higher Education Authority Student Loan
Revenue (Libor Floating)
Series 2010-1 A-2 1.546% 7/1/30 ●	50,000	50,117
Series 2011-1 A 1.946% 4/1/40 ●	184,335	182,860
Oklahoma Student Loan Authority (Libor-Indexed)
Series 2010-A A-2A 1.835% 9/1/37 ●	90,000	91,190
Series 2011-1 A-1 1.992% 6/1/40 ●	443,378	440,372
Pennsylvania Turnpike Commission
Series B-1 1.61% 12/1/21 ●	1,160,000	1,155,975
State of California
Series D 1.074% 12/1/28 ●	2,000,000	2,003,920
University of California
Series Y-1 1.033% 7/1/41 ●	2,000,000	2,000,080
Total Municipal Bonds (cost $6,074,044)		6,072,869

Non-Agency Asset-Backed Securities – 7.84%
American Express Credit Account Master Trust
Series 2013-1 A 0.955% 2/16/21 ●	500,000	501,802
Series 2014-1 A 0.905% 12/15/21 ●	2,000,000	2,006,599
Bank of America Credit Card Trust
Series 2014-A3 A 0.825% 1/15/20 ●	500,000	500,549
Chase Issuance Trust
Series 2013-A6 A6 0.955% 7/15/20 ●	1,625,000	1,631,929
Series 2014-A5 A5 0.905% 4/15/21 ●	1,595,000	1,599,625
Chesapeake Funding
Series 2014-1A A 144A 0.946% 3/7/26 #●	101,794	101,770
Citibank Credit Card Issuance Trust
Series 2013-A4 A4 0.944% 7/24/20 ●	1,500,000	1,505,238
Series 2013-A7 A7 0.959% 9/10/20 ●	1,700,000	1,708,043
Discover Card Execution Note Trust
Series 2013-A1 A1 0.835% 8/17/20 ●	675,000	676,280
Series 2014-A1 A1 0.965% 7/15/21 ●	1,300,000	1,304,900
Series 2015-A1 A1 0.885% 8/17/20 ●	250,000	250,457
Ford Credit Auto Owner Trust
Series 2016-C A2B 0.668% 9/15/19 ●	2,400,000	2,400,015
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A2 0.935% 2/15/19 ●	2,000,000	2,000,953
Golden Credit Card Trust
Series 2015-1A A 144A 0.975% 2/15/20 #●	300,000	300,462

NQ-215 [10/16] 12/16 (18159)     9

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.929% 4/10/28 #●	87,992	$87,941
Nissan Auto Receivables Owner Trust
Series 2016-B A2B 0.835% 4/15/19 ●	2,500,000	2,502,890
PFS Financing
Series 2015-AA A 144A 1.155% 4/15/20 #●	500,000	499,503
Trade MAPS 1
Series 2013-1A A 144A 1.23% 12/10/18 #●	3,200,000	3,197,053
Total Non-Agency Asset-Backed Securities
(cost $22,749,468)		22,776,009

Senior Secured Loans – 32.31%«
Accudyne Industries Borrower 1st Lien 4.00% 12/13/19	641,227	593,002
Air Medical Group Holdings Tranche B 1st Lien
4.25% 4/28/22	1,061,563	1,056,387
Albertsons Tranche B4 1st Lien 4.50% 8/22/21	1,092,711	1,101,726
Allied Universal Holdco Tranche 1st Lien 5.50% 7/28/22	1,180,728	1,186,927
Allied Universal Holdco Tranche DD 1st Lien
5.50% 7/28/22	234,272	235,501
Amaya Holdings 1st Lien 5.00% 8/1/21	1,253,556	1,254,632
American Airlines Tranche B1 1st Lien 3.50% 5/23/19	433,659	434,810
AMF Bowling Centers Tranche B 1st Lien 6.00% 8/17/23	605,000	602,921
Applied Systems Tranche 2nd Lien 7.50% 1/23/22 @	1,283,900	1,293,796
Applied Systems Tranche B 1st Lien 4.25% 1/23/21	250,000	250,755
ATI Holdings Acquisition Tranche 1st Lien 5.50% 5/10/23	618,450	622,960
Avago Technologies Cayman Finance Tranche B 1st Lien
3.535% 2/1/23	1,224,615	1,238,776
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	925,570	931,123
Blue Ribbon Tranche 1st Lien 5.00% 11/13/21	1,168,882	1,177,649
Boyd Gaming Tranche B2 1st Lien 3.536% 9/15/23	355,000	357,929
Builders FirstSource Tranche B 1st Lien 4.75% 7/31/22	2,437,680	2,452,610
Calpine Tranche B 1st Lien 4.00% 1/15/23	749,338	754,208
Change Healthcare Holdings 1st Lien 3.75% 11/2/18	2,005,984	2,012,504
Charter Communications Operating Tranche F
3.00% 1/3/21	933,034	935,173
3.00% 7/1/20	502,497	503,997
Charter Communications Operating Tranche H 1st Lien
3.25% 8/24/21	173,130	173,996
Charter Communications Tranche I 1st Lien
3.50% 1/24/23	520,385	524,143
CHS/Community Health Systems Tranche F 1st Lien
4.083% 12/31/18	556,700	545,466
CityCenter Holdings Tranche B 1st Lien 4.25% 10/16/20	593,844	598,360
Colouroz (Flint Group) 1st Lien 4.50% 9/7/21	525,611	524,516

10     NQ-215 [10/16] 12/16 (18159)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Colouroz (Flint Group) Tranche C 1st Lien 4.50% 9/7/21	86,890	$86,672
CommScope Tranche B 1st Lien 3.75% 12/29/22	622,710	626,910
Communications Sales & Leasing Tranche B 1st Lien 4.50% 10/24/22	715,938	718,533
Community Health Systems Tranche H 1st Lien 4.00% 1/27/21	113,413	107,785
CSC Holdings Tranche B 1st Lien 5.00% 10/9/22	411,184	412,898
DaVita Tranche B 3.50% 6/24/21	1,402,713	1,406,570
Dell International Tranche B 1st Lien 4.00% 9/7/23	1,025,000	1,033,435
Dynegy Finance IV Tranche 1st Lien 5.00% 6/27/23	660,000	664,446
ESH Hospitality Tranche B 1st Lien 3.75% 8/30/23	295,000	297,213
ExamWorks Group Tranche 1st Lien 4.75% 7/27/23	825,000	830,801
First Data 1st Lien 3.524% 3/24/21	1,214,562	1,222,660
First Data Tranche B 1st Lien 4.274% 7/10/22	911,000	918,465
First Eagle Holdings Tranche B 1st Lien 4.838% 12/1/22	724,525	723,619
Flint Group 2nd Lien 8.25% 9/7/22 @	250,000	239,375
FMG Resources August 2006 1st Lien 3.75% 6/30/19	838,010	838,403
Forterra Finance 1st Lien 6.00% 10/25/23	1,570,000	1,570,000
Frank Russell Tranche B 1st Lien 6.75% 6/1/23	2,218,068	2,226,385
Gardner Denver 1st Lien 4.25% 7/30/20	1,708,126	1,662,087
Gates Global 1st Lien 4.25% 7/6/21	799,731	788,790
Genoa a QoL Healthcare 1st Lien 4.75% 10/28/23	615,000	615,961
Green Energy Partners/Stonewall Tranche B 1st Lien 6.50% 11/13/21	568,000	555,220
HCA Tranche B6 1st Lien 3.784% 3/17/23	200,990	203,235
HCA Tranche B7 1st Lien 3.588% 2/9/24	281,000	283,609
Hilton Worldwide Finance Tranche B1 1st Lien 3.50% 10/26/20	174,296	175,292
Hilton Worldwide Finance Tranche B2 1st Lien 3.034% 10/25/23	1,781,786	1,793,717
Houghton International 1st Lien 4.25% 12/20/19	1,111,712	1,108,237
Hyperion Insurance Group Tranche B 1st Lien 5.50% 4/29/22	797,850	785,758
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	684,806	682,067
Immucor Tranche B2 1st Lien 5.00% 8/17/18	831,896	815,518
Ineos U.S. Finance Tranche B 1st Lien
3.75% 12/15/20	538,445	541,003
4.25% 3/31/22	802,769	807,619
Inventiv Health Tranche B 1st Lien 4.75% 9/29/23	850,000	850,987
JC Penney Tranche B 1st Lien 5.25% 6/23/23	466,291	470,226
Keurig Green Mountain Tranche B 1st Lien 5.25% 3/3/23	945,855	960,042
KIK Custom Products 1st Lien 6.00% 8/26/22 @	1,379,251	1,379,251
Kinetic Concepts Tranche F1 1st Lien 5.00% 11/4/20	368,203	370,926
KRATON Polymers Tranche B 1st Lien 6.00% 1/6/22	1,335,000	1,346,404

NQ-215 [10/16] 12/16 (18159)     11

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Kronos 2nd Lien 9.25% 10/20/24	680,000	$702,684
Kronos Tranche B 1st Lien 5.00% 10/20/23	490,000	492,718
Landry’s 4.00% 10/4/23	265,000	266,932
Level 3 Financing Tranche B 1st Lien 4.00% 1/15/20	2,365,000	2,379,781
LTS Buyer 1st Lien 4.088% 4/13/20	169,313	169,630
LTS Buyer 2nd Lien 8.00% 4/1/21	1,488,075	1,495,515
MGM Growth Properties Operating Partnership Tranche B 1st Lien 4.00% 4/25/23	751,225	754,629
Micron Technology 3.75% 4/26/22	500,000	504,063
Micron Technology Tranche B 1st Lien 6.53% 4/26/22	249,375	252,243
Mohegan Tribal Gaming Authority Tranche B 1st Lien 5.50% 10/13/23	1,579,448	1,578,132
MPH Acquisition Holdings 5.00% 6/7/23	995,043	1,007,730
NBTY Tranche B 1st Lien 5.00% 5/5/23	1,349,618	1,354,847
Neiman Marcus Group 1st Lien 4.25% 10/25/20	485,152	447,219
ON Semiconductor Tranche B 1st Lien 3.777% 3/31/23	820,000	825,710
Panda Hummel Tranche B1 1st Lien 7.00% 10/27/22	295,000	280,250
Panda Liberty Tranche B 1st Lien 7.50% 8/21/20	1,051,597	1,033,194
Petco Animal Supplies Tranche B 1st Lien 5.00% 1/26/23	1,176,113	1,188,282
PQ 1st Lien 5.75% 11/4/22	1,454,355	1,464,253
Prime Security Services Borrower 1st Lien 4.75% 5/2/22	673,313	679,625
Prospect Medical Holdings Tranche B 1st Lien 7.00% 6/30/22	952,613	947,254
Revlon Consumer Products Tranche B 1st Lien 4.25% 9/7/23	355,000	356,276
Reynolds Group Holdings Tranche 1st Lien 4.25% 2/5/23	1,512,463	1,517,705
Sable International Finance Tranche B1 1st Lien 5.588% 12/31/22	1,060,000	1,071,594
Sable International Finance Tranche B2 1st Lien 5.83% 12/31/22	865,000	874,461
SAM Finance Tranche B 1st Lien 4.25% 12/17/20	550,294	555,109
Scientific Games International 1st Lien 6.00% 10/18/20	1,141,107	1,148,647
Seminole Tribe of Florida Tranche B 3.088% 4/29/20	755,000	757,737
SFR Group Tranche 1st Lien 4.75% 1/31/23	219,449	221,094
SFR Group Tranche B 1st Lien 5.137% 1/15/24	1,621,850	1,634,014
SFR Group Tranche B10 1st Lien 4.00% 1/31/25	525,000	523,852
Sinclair Television Group Tranche B1 1st Lien 3.50% 7/31/21	681,375	685,208
Solera Tranche B 1st Lien 5.75% 3/3/23	960,175	971,977
Spectrum Brands 1st Lien 3.50% 6/23/22	395,273	398,065
StandardAero Aviation Holdings 1st Lien 5.25% 7/7/22	579,150	582,890
Station Casinos Tranche B 1st Lien 3.75% 6/8/23	304,238	305,796
Summit Materials Tranche B 1st Lien 4.00% 7/17/22	577,688	582,471
SUPERVALU 1st Lien 5.50% 3/21/19	410,495	412,163

12      NQ-215 [10/16] 12/16 (18159)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Telenet Financing USD Tranche B 1st Lien
4.357% 6/30/24	255,000	$255,956
T-Mobile USA Tranche B 1st Lien 3.50% 11/9/22	1,106,638	1,116,222
TransDigm Tranche E 1st Lien 3.75% 5/14/22	197,564	197,193
TransDigm Tranche F 1st Lien
3.75% 6/9/23	759,113	757,595
3.75% 6/9/23	660,000	658,680
Tribune Media Tranche B 1st Lien 3.75% 12/27/20	577,688	581,298
Univar USA Tranche B 1st Lien 4.25% 7/1/22	185,130	185,516
Univision Communications 1st Lien 4.00% 3/1/20	954,845	957,531
Univision Communications Tranche C4 1st Lien
4.00% 3/1/20	1,394,025	1,397,800
USI Tranche B 1st Lien 4.25% 12/27/19	673,908	675,031
Valeant Pharmaceuticals International 1st Lien
5.25% 12/11/19	1,175,871	1,176,753
Western Digital Tranche B 1st Lien 4.50% 4/29/23	702,240	711,238
WideOpenWest Finance Tranche B 1st Lien
4.50% 8/19/23	1,190,004	1,188,982
Windstream Services Tranche B6 1st Lien 4.75% 3/30/21	669,214	672,455
Wireco WorldGroup 2 Lien 10.00% 9/30/24 @	360,000	361,800
Wireco WorldGroup Tranche 1st Lien 6.50% 9/30/23	600,000	603,000
Zekelman Industries Tranche 1st Lien 6.00% 6/14/21	508,725	514,448
Total Senior Secured Loans (cost $92,628,380)		93,919,234

Sovereign Bonds – 0.56%Δ
Croatia – 0.08%
Croatia Government International Bond 144A
6.375% 3/24/21 #	200,000	222,484
		222,484
Norway – 0.17%
Kommunalbanken 144A 0.991% 2/20/18 #●	500,000	500,767
		500,767
Qatar – 0.11%
Qatar Government International Bond 144A
2.375% 6/2/21 #	315,000	316,730
		316,730
South Africa – 0.05%
Republic of South Africa Government International Bond
5.875% 5/30/22	140,000	158,358
		158,358

NQ-215 [10/16] 12/16 (18159)     13

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Sovereign BondsΔ (continued)
Sri Lanka – 0.08%
Sri Lanka Government International Bond 144A
5.75% 1/18/22 #	225,000	$228,683
		228,683
Turkey – 0.07%
Export Credit Bank of Turkey 144A 5.375% 10/24/23 #	200,000	200,210
		200,210
Total Sovereign Bonds (cost $1,611,468)		1,627,232

Supranational Banks – 2.08%
Inter-American Development Bank 1.10% 10/15/20 ●	2,680,000	2,686,729
International Bank for Reconstruction & Development
0.994% 12/16/17 ●	1,515,000	1,517,229
International Finance 0.936% 1/9/19 ●	1,855,000	1,854,356
Total Supranational Banks (cost $6,035,640)		6,058,314

U.S. Treasury Obligation – 0.35%
U.S. Treasury Note
1.125% 9/30/21	1,030,000	1,020,304
Total U.S. Treasury Obligation (cost $1,020,827)		1,020,304

	Number of
	shares
Convertible Preferred Stock – 0.02%
DTE Energy 6.50% exercise price $116.31, expiration date
10/1/19	489	26,039
El Paso Energy Capital Trust I 4.75% exercise price
$50.00, expiration date 3/31/28 @	365	18,250
Teva Pharmaceutical Industries 7.00% exercise price
$75.00, expiration date 12/15/18	17	12,886
Total Convertible Preferred Stock (cost $55,785)		57,175

Preferred Stock – 1.79%
General Electric 5.00% ●	864,000	916,402
Integrys Holdings 6.00% ●	14,900	406,062
PNC Preferred Funding Trust II 144A 2.073% #●	2,500,000	2,437,500
USB Realty 144A 2.027% #●	1,600,000	1,440,000
Total Preferred Stock (cost $5,061,823)		5,199,964

14      NQ-215 [10/16] 12/16 (18159)

(Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments – 3.15%
Discount Notes – 1.04%≠
Federal Home Loan Bank
0.284% 12/21/16	2,457,025	$2,456,343
0.285% 11/10/16	207,422	207,412
0.30% 11/3/16	234,480	234,478
0.31% 1/25/17	138,241	138,140
		3,036,373
Repurchase Agreements – 1.58%
Bank of America Merrill Lynch
0.25%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $1,257,974 (collateralized by U.S.
government obligations 2.25% 11/15/24;
market value $1,283,125)	1,257,965	1,257,965
Bank of Montreal
0.27%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $419,325 (collateralized by U.S.
government obligations 0.125%–3.875%
11/30/17–2/15/45; market value $427,709)	419,322	419,322
BNP Paribas
0.32%, dated 10/31/16, to be repurchased on 11/1/16,
repurchase price $2,906,739 (collateralized by U.S.
government obligations 0.00%–4.75%
4/30/17–2/15/45; market value $2,964,848)	2,906,713	2,906,713
		4,584,000
U.S. Treasury Obligation – 0.53%≠
U.S. Treasury Bill 0.225% 11/3/16	1,544,658	1,544,649
		1,544,649
Total Short-Term Investments (cost $9,164,719)		9,165,022

Total Value of Securities – 101.24%
(cost $292,187,182)		294,284,152

Liabilities Net of Receivables and Other Assets – (1.24%)		(3,597,129)
Net Assets Applicable to 34,926,582 Shares Outstanding – 100.00%		$290,687,023

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Oct. 31, 2016, the aggregate value of Rule 144A securities was $45,737,185, which represents 15.73% of the Fund’s net assets.
@	Illiquid security. At Oct. 31, 2016, the aggregate value of illiquid securities was $3,621,679, which represents 1.25% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

NQ-215 [10/16] 12/16 (18159)      15

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

≠	The rate shown is the effective yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically reset by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Oct. 31, 2016.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of origin.
●	Variable rate security. Each rate shown is as of Oct. 31, 2016. Interest rates reset periodically.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Oct. 31, 2016.

The following swap contracts were outstanding at Oct. 31, 2016:

Swap Contracts
Interest Rate Swap Contracts1

		Fixed	Variable
		Interest Rate	Interest Rate		Unrealized
Counterparty & Swap		Received	Received	Termination	Appreciation
Referenced Obligation	Notional Value[2]	(Paid)	(Paid)	Date	(Depreciation)[3]
CME - BAML 10 yr	3,065,000	1.686%	(0.884%)	4/5/26	$(157)
CME - BAML 5 yr	9,580,000	1.191%	(0.884%)	8/9/21	63,050
CME - HSBC 7 yr	7,855,000	1.416%	(0.884%)	4/6/23	28,432
CME - MSC 3 yr	14,250,000	0.978%	(0.884%)	4/6/19	49,447
CME - MSC 5 yr	14,830,000	1.199%	(0.884%)	4/6/21	64,349
					$205,121

The use of swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]	An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments/(receipts) on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.
[2]	Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3]	Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $(18,463).

16      NQ-215 [10/16] 12/16 (18159)

(Unaudited)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
BAML – Bank of America Merrill Lynch
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
HSBC – Hong Kong Shanghai Bank
MSC – Morgan Stanley Capital
REMIC – Real Estate Mortgage Investment Conduit
UBS – Union Bank of Switzerland
yr – Year

NQ-215 [10/16] 12/16 (18159)      17

Notes
Delaware Diversified Floating Rate Fund	October 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware Diversified Floating Rate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At Oct. 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Oct. 31, 2016, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$292,187,182
Aggregate unrealized appreciation of investments	$3,022,028
Aggregate unrealized depreciation of investments	(925,058)
Net unrealized appreciation of investments	$2,096,970

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the

18      NQ-215 [10/16] 12/16 (18159)

(Unaudited)

asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Oct. 31, 2016:

Securities	Level 1	Level 2	Level 3	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$27,156,239	$—	$27,156,239
Corporate Debt	—	144,007,799	—	144,007,799
Municipal Bonds	—	6,072,869	—	6,072,869
Senior Secured Loans[1]	—	92,416,760	1,502,474	93,919,234
Foreign Debt	—	7,685,546	—	7,685,546
U.S. Treasury Obligations	—	1,020,304	—	1,020,304
Convertible Preferred Stock[1]	38,925	18,250	—	57,175
Preferred Stock	—	5,199,964	—	5,199,964
Short-Term Investments	—	9,165,022	—	9,165,022
Total Value of Securities	$38,925	$292,742,753	$1,502,474	$294,284,152
Swap Contracts	—	205,121	—	205,121

NQ-215 [10/16] 12/16 (18159)      19

(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs or matrix-priced investments, and Level 3 investments represent investments without observable inputs. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the market value of these security types:

	Level 1	Level 2	Level 3	Total
Senior Secured Loans	—	98.40%	1.60%	100.00%
Convertible Preferred Stock	68.08%	31.92%	—	100.00%

During the period ended Oct. 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Effective on or about Jan. 31, 2017, the investment strategies for Delaware Diversified Floating Rate Fund will change and the Fund will be repositioned as a bank loan focused fund (the “Repositioning”). In connection with this Repositioning, the Fund’s name will change to Delaware Floating Rate Fund.

Management has determined that no additional material events or transactions occurred subsequent to Oct. 31, 2016 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

20      NQ-215 [10/16] 12/16 (18159)

Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: